UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Millennial Consumer ETF (ticker: MILN)
Global X Aging Population ETF (ticker: AGNG)
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Thematic Growth ETF (ticker: GXTG)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Cybersecurity ETF (ticker: BUG)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X CleanTech ETF (ticker: CTEC)
Global X Data Center & Digital Infrastructure ETF (ticker: DTCR)
(formerly, Global X Data Center REITs & Digital Infrastructure ETF)
Global X Clean Water ETF (ticker: AQWA)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)
Global X PropTech ETF (ticker: PTEC)
Global X Defense Tech ETF (ticker: SHLD)

Semi-Annual Report

May 31, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
SINGAPORE — 2.8%
Communication Services — 2.8%
Sea ADR *	49,316	$3,329,816

UNITED STATES — 97.0%
Communication Services — 19.3%
Alphabet, Cl A *	22,115	3,814,837
Angi, Cl A *	163,537	330,345
Cargurus, Cl A *	15,366	372,011
Cars.com *	20,909	422,989
Match Group *	25,029	766,638
Meta Platforms, Cl A	6,740	3,146,434
Netflix *	5,609	3,598,847
Snap, Cl A *	132,485	1,989,925
Spotify Technology *	11,614	3,446,803
TripAdvisor *	13,018	238,880
Vimeo *	95,059	368,829
Walt Disney	30,094	3,127,068
Yelp, Cl A *	8,769	324,190
ZipRecruiter, Cl A *	31,004	313,450
		22,261,246

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 43.6%
Airbnb, Cl A *	21,313	$3,088,893
Amazon.com *	18,650	3,290,606
AutoNation *	3,946	671,807
Booking Holdings	970	3,663,060
Capri Holdings *	10,981	379,394
CarMax *	14,972	1,051,933
Carter’s	4,716	322,574
Carvana, Cl A *	10,944	1,094,181
Chegg *	47,202	180,784
Chipotle Mexican Grill, Cl A *	1,178	3,686,575
Columbia Sportswear	5,555	475,619
Coursera *	26,730	203,148
Designer Brands, Cl A	40,529	407,316
Dick’s Sporting Goods	5,550	1,263,402
DoorDash, Cl A *	25,013	2,754,181
eBay	49,003	2,656,943
Etsy *	11,169	708,896
Expedia Group *	12,405	1,400,028
Graham Holdings, Cl B	476	358,157
Home Depot	10,151	3,399,265
Laureate Education, Cl A	23,973	375,417
Life Time Group Holdings *	24,156	405,338
Lowe’s	14,976	3,314,039
Lululemon Athletica *	10,076	3,143,611
NIKE, Cl B	38,322	3,642,506
Peloton Interactive, Cl A * (A)	94,452	343,805
Perdoceo Education	20,087	451,958
Planet Fitness, Cl A *	8,238	524,266
Skechers USA, Cl A *	12,608	900,463
Starbucks	41,043	3,292,469
Strategic Education	3,497	396,630
Stride *	5,857	402,142
Under Armour, Cl A *	52,980	380,926
VF	36,763	488,213
Victoria’s Secret *	18,611	424,145
Wayfair, Cl A *	8,904	529,699
Xponential Fitness, Cl A *	23,635	214,133
		50,286,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 4.7%
Costco Wholesale	4,813	$3,898,001
Maplebear *	25,257	769,833
Sprouts Farmers Market *	9,584	756,944
		5,424,778
Financials — 10.0%
Block, Cl A *	44,033	2,821,635
Fiserv *	22,957	3,438,040
LendingClub *	43,227	385,585
Nelnet, Cl A	3,729	386,548
PayPal Holdings *	53,580	3,375,004
SLM	20,832	447,055
SoFi Technologies *	92,496	638,222
		11,492,089
Health Care — 0.6%
Accolade *	40,540	287,023
Hims & Hers Health *	24,067	467,381
		754,404
Industrials — 3.4%
Avis Budget Group	3,337	379,517
Lyft, Cl A *	37,040	578,194
Uber Technologies *	46,278	2,987,708
		3,945,419
Information Technology — 6.5%
Apple	20,142	3,872,300
Intuit	5,619	3,239,016
PowerSchool Holdings, Cl A *	16,965	363,730
		7,475,046
Real Estate — 8.9%
AvalonBay Communities ‡	13,437	2,589,041
Camden Property Trust ‡	10,141	1,040,973
Centerspace ‡	5,645	385,328
Equity Residential ‡	36,024	2,342,641
Independence Realty Trust ‡	21,615	360,970
Invitation Homes ‡	58,076	2,020,464
UDR ‡	31,219	1,205,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Zillow Group, Cl A *	7,918	$317,908
		10,263,003
TOTAL UNITED STATES		111,902,507
TOTAL COMMON STOCK (Cost $139,188,958)		115,232,323

SHORT-TERM INVESTMENT(B) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $69,418)	69,418	69,418

	Face Amount
REPURCHASE AGREEMENT(C) — 0.2%
RBC Dominion Securities 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $181,293 (collateralized by U.S. Treasury Obligations, ranging in par value $4,087 - $26,649, 3.750%, 12/31/2030, with a total market value of $184,915) (Cost $181,214)	$181,214	181,214

TOTAL INVESTMENTS — 100.1% (Cost $139,439,590)		$115,482,955

Percentages are based on Net Assets of $115,378,800.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $257,712.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $250,632. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Millennial Consumer ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,232,323	$—	$—	$115,232,323
Short-Term Investment	69,418	—	—	69,418
Repurchase Agreement	—	181,214	—	181,214
Total Investments in Securities	$115,301,741	$181,214	$—	$115,482,955

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Aging Population ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 1.3%
Health Care — 1.3%
Cochlear	3,523	$755,747

BELGIUM — 2.7%
Health Care — 2.4%
UCB	10,483	1,464,080

Real Estate — 0.3%
Aedifica ‡	2,837	184,021

TOTAL BELGIUM		1,648,101
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	19,267	176,253
Sienna Senior Living	18,272	192,485

TOTAL CANADA		368,738
CHINA — 3.8%
Health Care — 3.8%
AK Medical Holdings	258,689	165,662
BeiGene ADR *	5,141	765,238
Hansoh Pharmaceutical Group	320,243	657,404
Lifetech Scientific *	789,292	170,503
Luye Pharma Group *	490,524	168,036
Microport Scientific *	228,002	169,034
SciClone Pharmaceuticals Holdings	77,500	183,265

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Venus MedTech Hangzhou, Cl H *(A)	102,940	$55,461

TOTAL CHINA		2,334,603
DENMARK — 6.2%
Consumer Discretionary — 0.4%
GN Store Nord *	8,087	255,650

Health Care — 5.8%
Demant *	12,054	577,200
Genmab *	3,562	1,004,206
Novo Nordisk, Cl B	14,296	1,929,451
		3,510,857
TOTAL DENMARK		3,766,507
GERMANY — 1.4%
Health Care — 1.4%
Fresenius Medical Care	15,801	672,076
MorphoSys ADR *	9,812	180,443

TOTAL GERMANY		852,519
ITALY — 0.7%
Health Care — 0.7%
Amplifon	12,182	447,659

JAPAN — 7.0%
Health Care — 7.0%
Astellas Pharma	97,447	960,238
Chugai Pharmaceutical	52,255	1,589,813
Nipro	21,514	166,409
SUNWELS	11,084	184,516
Terumo	80,325	1,364,776

TOTAL JAPAN		4,265,752
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	65,810	147,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 2.7%
Health Care — 2.7%
Celltrion	11,682	$1,486,669
Dentium	1,900	153,971

TOTAL SOUTH KOREA		1,640,640
SPAIN — 0.4%
Health Care — 0.4%
Pharma Mar	5,982	242,878

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	24,260	198,722

SWITZERLAND — 8.5%
Health Care — 8.5%
Alcon	21,724	1,934,608
Sandoz Group	23,166	823,258
Sonova Holding	3,202	1,010,840
Straumann Holding	8,565	1,110,796
Ypsomed Holding	732	309,953

TOTAL SWITZERLAND		5,189,455
UNITED KINGDOM — 4.3%
Health Care — 4.3%
AstraZeneca ADR	25,682	2,003,709
Smith & Nephew	47,068	593,519

TOTAL UNITED KINGDOM		2,597,228
UNITED STATES — 59.6%
Health Care — 52.8%
AbbVie	10,647	1,716,722
ACADIA Pharmaceuticals *	10,088	152,329
agilon health *	33,229	209,343
Agios Pharmaceuticals *	5,787	210,300
Alector *	28,356	139,511
Alphatec Holdings *	12,833	124,608
Amedisys *	1,919	174,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	6,606	$2,020,445
Blueprint Medicines *	3,287	346,976
Boston Scientific *	25,910	1,958,019
Bristol-Myers Squibb	36,311	1,492,019
Brookdale Senior Living *	26,670	178,956
DaVita *	4,712	693,229
Deciphera Pharmaceuticals *	11,425	291,794
Denali Therapeutics *	9,242	171,531
Dexcom *	12,775	1,517,287
Edwards Lifesciences *	19,512	1,695,398
Eli Lilly	2,348	1,926,158
Embecta	16,082	198,934
Ensign Group	3,041	368,691
Exact Sciences *	9,753	443,274
Exelixis *	16,270	352,896
Glaukos *	2,653	299,046
Halozyme Therapeutics *	6,817	301,925
Incyte *	12,064	697,179
Insulet *	3,763	666,766
Integer Holdings *	1,788	216,777
Johnson & Johnson	11,987	1,758,133
LivaNova *	3,279	200,249
MannKind *	41,195	192,381
Medtronic PLC	21,706	1,766,217
Merit Medical Systems *	3,106	252,052
National HealthCare	1,973	208,645
Neurocrine Biosciences *	5,348	724,173
Novocure *	12,553	276,292
Radius Health *(A)	19,104	—
Regeneron Pharmaceuticals *	1,938	1,899,550
Roche Holding	5,743	1,609,300
Silk Road Medical *	9,265	201,421
Stryker	5,151	1,756,955
Teleflex	2,527	528,320
Theravance Biopharma *	19,841	171,029
United Therapeutics *	2,529	695,804
Zimmer Biomet Holdings	11,029	1,269,989
		32,075,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 6.8%
LTC Properties ‡	5,586	$192,158
National Health Investors ‡	3,009	198,835
Omega Healthcare Investors ‡	13,168	425,721
Sabra Health Care ‡	12,869	187,630
Ventas ‡	21,638	1,087,526
Welltower ‡	19,737	2,046,135
		4,138,005
TOTAL UNITED STATES		36,213,545
TOTAL COMMON STOCK (Cost $62,031,076)		60,669,273
TOTAL INVESTMENTS — 99.8% (Cost $62,031,076)		$60,669,273

Percentages are based on Net Assets of $60,768,739.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$60,613,812	$—	$55,461	$60,669,273
Total Investments in Securities	$60,613,812	$—	$55,461	$60,669,273

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 1.5%
Industrials — 1.5%
ATS *	1,242,413	$39,574,201

CHINA — 1.2%
Consumer Discretionary — 0.2%
Hesai Group ADR * (A)	1,162,785	5,651,135

Health Care — 0.8%
Shanghai MicroPort MedBot Group * (A)	11,917,700	22,119,042

Information Technology — 0.2%
Qingdao Ainnovation Technology Group, Cl H * (A)	7,000,400	4,402,458

TOTAL CHINA		32,172,635
FINLAND — 2.1%
Industrials — 2.1%
Cargotec, Cl B *	694,922	57,712,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.2%
Consumer Discretionary — 0.2%
Maytronics	1,361,128	$6,984,365

JAPAN — 30.5%
Industrials — 19.1%
Daifuku	4,798,116	83,767,420
FANUC	4,242,118	118,750,689
Hirata	131,030	5,778,344
Shibaura Machine	329,067	7,287,239
SMC	365,464	183,284,342
Yaskawa Electric	3,031,214	115,484,923
		514,352,957
Information Technology — 11.4%
ExaWizards * (A)	1,026,028	2,206,863
Keyence	470,417	211,612,064
Omron	2,604,712	85,163,449
PKSHA Technology *	396,133	9,478,253
		308,460,629
TOTAL JAPAN		822,813,586
NORWAY — 2.3%
Industrials — 2.3%
AutoStore Holdings *	43,357,745	61,104,754

SOUTH KOREA — 2.6%
Industrials — 2.6%
Doosan Robotics *	826,342	43,210,545
Rainbow Robotics *	246,049	28,167,106

TOTAL SOUTH KOREA		71,377,651
SWITZERLAND — 11.8%
Health Care — 2.1%
Tecan Group	161,412	57,146,808

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.7%
ABB	4,761,548	$260,733,216

TOTAL SWITZERLAND		317,880,024
UNITED KINGDOM — 1.7%
Information Technology — 1.7%
Renishaw	916,016	46,651,015

UNITED STATES — 45.7%
Consumer Discretionary — 0.1%
iRobot * (A)	328,601	3,157,856

Energy — 0.8%
Helix Energy Solutions Group *	1,880,293	21,642,172

Financials — 1.0%
Upstart Holdings * (A)	1,084,584	26,810,916

Health Care — 10.8%
Intuitive Surgical *	571,613	229,857,019
Omnicell *	566,329	18,456,662
PROCEPT BioRobotics *	633,809	42,084,918
		290,398,599
Industrials — 5.7%
AeroVironment *	354,560	71,674,304
John Bean Technologies	399,862	38,198,817
Symbotic, Cl A * (A)	1,122,926	44,434,182
		154,307,303
Information Technology — 27.3%
Appian, Cl A *	526,942	14,959,883
C3.ai, Cl A * (A)	1,464,837	43,315,230
Cerence *	506,016	1,740,695
Cognex	2,174,053	98,962,893
Dynatrace *	2,500,654	114,354,908
FARO Technologies *	229,702	4,302,319
NVIDIA	278,283	305,090,001
Pegasystems	1,058,224	60,805,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PROS Holdings *	584,436	$17,229,173
SoundHound AI, Cl A * (A)	2,606,079	13,160,699
UiPath, Cl A *	5,217,205	63,962,933
		737,884,285
TOTAL UNITED STATES		1,234,201,131
TOTAL COMMON STOCK (Cost $2,760,020,145)		2,690,471,497

SHORT-TERM INVESTMENT(B) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $26,701,252)	26,701,252	26,701,252

	Face Amount
REPURCHASE AGREEMENT(C) — 2.6%
RBC Dominion Securities 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $69,733,145 (collateralized by U.S. Treasury Obligations, ranging in par value $1,572,203 - $10,250,381, 3.750%, 12/31/2030, with a total market value of $71,125,127) (Cost $69,702,592)	$69,702,592	69,702,592
TOTAL INVESTMENTS — 103.2% (Cost $2,856,423,989)		$2,786,875,341

Percentages are based on Net Assets of $2,700,499,323.

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Technology E-Mini	42	Jun-2024	$8,988,189	$8,909,460	$(78,729)

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $94,705,181.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $96,403,844. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,683,487,132	$6,984,365	$—	$2,690,471,497
Short-Term Investment	26,701,252	—	—	26,701,252
Repurchase Agreement	—	69,702,592	—	69,702,592
Total Investments in Securities	$2,710,188,384	$76,686,957	$—	$2,786,875,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(78,729)	$—	$—	$(78,729)
Total Other Financial Instruments	$(78,729)	$—	$—	$(78,729)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.2%
Financials — 0.9%
HUB24	71,003	$2,020,562
Zip *	922,991	699,771
		2,720,333
Information Technology — 0.3%
IRESS *	162,851	867,513

TOTAL AUSTRALIA		3,587,846
BRAZIL — 1.9%
Financials — 1.9%
Pagseguro Digital, Cl A *	179,031	2,193,130
StoneCo, Cl A *	247,905	3,431,005

TOTAL BRAZIL		5,624,135
CANADA — 1.0%
Financials — 0.6%
Nuvei	55,336	1,780,462

Information Technology — 0.4%
Bitfarms * (A)	263,289	589,767
Hut 8 * (A)	77,302	671,427
		1,261,194
TOTAL CANADA		3,041,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 1.1%
Financials — 0.9%
Lufax Holding ADR (A)	503,231	$2,254,475
OSL Group *	540,000	495,593
		2,750,068
Information Technology — 0.2%
Linklogis, Cl B (A)	1,716,000	451,848

TOTAL CHINA		3,201,916
GERMANY — 0.7%
Financials — 0.7%
Hypoport *	6,066	1,928,160

ISRAEL — 0.6%
Information Technology — 0.6%
Sapiens International	48,519	1,626,357

ITALY — 2.6%
Financials — 2.6%
Nexi *	1,158,432	7,658,743

JAPAN — 0.1%
Financials — 0.1%
WealthNavi * (A)	43,033	319,301

NETHERLANDS — 5.2%
Financials — 5.2%
Adyen *	12,011	15,448,768

NEW ZEALAND — 4.0%
Information Technology — 4.0%
Xero *	133,356	11,972,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 0.9%
Financials — 0.9%
Kakaopay *	117,675	$2,634,737

SWITZERLAND — 1.4%
Information Technology — 1.4%
Temenos	66,365	4,266,663

UNITED KINGDOM — 3.2%
Financials — 3.2%
Wise, Cl A *	903,680	9,371,385

UNITED STATES — 75.6%
Financials — 52.0%
Affirm Holdings, Cl A *	229,036	6,703,884
AssetMark Financial Holdings *	65,181	2,241,575
Bakkt Holdings, Cl A * (A)	2,860	50,336
Block, Cl A *	238,431	15,278,658
Cantaloupe *	63,113	451,889
Coinbase Global, Cl A *	69,902	15,792,260
Fidelity National Information Services	273,885	20,782,394
Fiserv *	126,952	19,012,332
Flywire *	104,990	1,800,579
Galaxy Digital Holdings *	93,440	953,490
Global Payments	109,609	11,163,677
I3 Verticals, Cl A *	20,274	394,938
Jack Henry & Associates	64,257	10,581,843
Lemonade * (A)	61,369	1,013,202
LendingClub *	96,482	860,619
LendingTree *	11,220	482,348
Moneylion *	8,908	877,438
Open Lending, Cl A *	104,237	674,413
Paymentus Holdings, Cl A *	17,647	330,175
Payoneer Global *	317,215	1,900,118
PayPal Holdings *	314,090	19,784,529
Paysafe *	53,407	970,939
Shift4 Payments, Cl A * (A)	50,090	3,370,055
SoFi Technologies * (A)	861,730	5,945,937
Toast, Cl A *	378,622	9,174,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Upstart Holdings * (A)	75,863	$1,875,333
Virtu Financial, Cl A	78,462	1,726,164
		154,193,136
Health Care — 2.1%
HealthEquity *	75,771	6,188,975

Industrials — 4.6%
SS&C Technologies Holdings	218,469	13,556,002

Information Technology — 16.9%
ACI Worldwide *	95,695	3,445,977
BILL Holdings *	92,728	4,826,492
Blend Labs, Cl A *	208,021	572,058
Cipher Mining * (A)	222,532	825,594
Envestnet *	48,127	3,152,800
Guidewire Software *	72,198	8,224,796
Intuit .	28,609	16,491,372
Marathon Digital Holdings *	196,292	3,831,620
MeridianLink *	66,914	1,242,593
Mitek Systems * (A)	39,567	496,566
nCino *	99,403	3,034,773
Pagaya Technologies, Cl A *	40,885	482,852
Riot Platforms * (A)	181,366	1,766,505
Vertex, Cl A *	52,990	1,751,319
		50,145,317
TOTAL UNITED STATES		224,083,430
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A *	142,341	1,302,420

TOTAL COMMON STOCK (Cost $439,045,432)		296,068,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 3.6%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $2,493,502 (collateralized by various U.S. Government Obligations, ranging in par value $582 - $1,015,831, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $2,542,241)	$2,492,393	$2,492,393
Citigroup Global Markets Inc. 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $2,493,502 (collateralized by various U.S. Government Obligations, ranging in par value $1,246 - $1,216,553, 1.350% - 7.500%, 12/01/2030 - 05/01/2054, with a total market value of $2,542,241)	2,492,393	2,492,393
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $636,643 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $42 - $134,032, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $649,086)	636,359	636,359
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $2,493,500 (collateralized by various U.S. Government Obligations, ranging in par value $6,552 - $474,704, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $2,542,241)	2,492,393	2,492,393

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $2,493,502 (collateralized by various U.S. Government Obligations, ranging in par value $222 - $1,076,714, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $2,542,241)	$2,492,393	$2,492,393
TOTAL REPURCHASE AGREEMENTS (Cost $10,605,931)		10,605,931
TOTAL INVESTMENTS — 103.5% (Cost $449,651,363)		$306,674,354

Percentages are based on Net Assets of $296,252,123.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $10,384,486.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $10,605,931. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $315,599.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$296,068,423	$—	$—	$296,068,423
Repurchase Agreements	—	10,605,931	—	10,605,931
Total Investments in Securities	$296,068,423	$10,605,931	$—	$306,674,354

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Internet of Things ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 1.3%
Information Technology — 1.3%
ams-OSRAM *	1,114,418	$1,778,202
Kontron	73,851	1,741,349

TOTAL AUSTRIA		3,519,551
CANADA — 0.3%
Information Technology — 0.3%
BlackBerry *	285,607	796,844

CHINA — 2.1%
Information Technology — 2.1%
NXP Semiconductors	21,464	5,840,355

FRANCE — 1.3%
Industrials — 1.3%
Legrand	34,105	3,669,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 6.8%
Information Technology — 6.8%
Nippon Ceramic	43,833	$720,206
Renesas Electronics	981,681	18,341,121

TOTAL JAPAN		19,061,327
NORWAY — 1.0%
Information Technology — 1.0%
Nordic Semiconductor *	214,999	2,753,628

SINGAPORE — 5.3%
Information Technology — 5.3%
STMicroelectronics	356,528	14,651,650

SWITZERLAND — 3.3%
Industrials — 2.3%
ABB	115,874	6,345,037

Information Technology — 1.0%
Landis+Gyr Group	32,361	2,747,717

TOTAL SWITZERLAND		9,092,754
TAIWAN — 8.1%
Information Technology — 8.1%
Advantech .	962,683	10,490,433
eMemory Technology	83,932	5,700,142
MediaTek	148,880	5,675,952
Sercomm	186,650	679,901

TOTAL TAIWAN		22,546,428
UNITED KINGDOM — 0.5%
Information Technology — 0.5%
Spirent Communications	604,379	1,412,798

UNITED STATES — 69.8%
Communication Services — 0.5%
Globalstar *	507,940	553,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Iridium Communications	27,454	$826,640
		1,380,295
Consumer Discretionary — 9.4%
ADT	972,834	6,916,850
Garmin	117,293	19,218,458
		26,135,308
Health Care — 5.9%
Dexcom *	139,995	16,627,206

Industrials — 12.6%
Emerson Electric	50,145	5,624,263
Honeywell International	26,976	5,454,278
Johnson Controls International	90,432	6,502,965
Resideo Technologies *	35,587	768,679
Rockwell Automation	14,821	3,816,852
Schneider Electric	23,601	5,827,550
Sensata Technologies Holding	169,988	7,023,904
		35,018,491
Information Technology — 41.4%
Alarm.com Holdings *	55,995	3,662,633
Ambarella *	45,047	2,624,438
Analog Devices	27,973	6,559,389
Arlo Technologies *	105,846	1,504,072
Badger Meter	32,962	6,360,347
Belden	46,062	4,407,673
Cisco Systems	110,794	5,151,921
Digi International *	40,385	983,779
GLOBALFOUNDRIES * (A)	70,751	3,466,799
Impinj *	30,533	4,997,336
InterDigital	28,555	3,251,558
International Business Machines	28,963	4,832,476
Itron *	51,177	5,504,086
Lattice Semiconductor *	154,555	11,474,163
NETGEAR *	52,991	731,806
PTC *	15,436	2,720,441
Qorvo *	12,426	1,222,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	34,009	$6,939,536
Rambus *	121,066	6,690,107
Samsara, Cl A *	212,168	7,198,860
Semtech * (A)	37,812	1,470,509
Silicon Laboratories *	35,780	4,514,363
Skyworks Solutions	153,524	14,225,534
SmartRent, Cl A *	273,770	646,097
Synaptics *	44,061	4,128,956
		115,269,473
TOTAL UNITED STATES		194,430,773
TOTAL COMMON STOCK (Cost $234,819,183)		277,775,223

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $253,839 (collateralized by various U.S. Government Obligations, ranging in par value $59 - $103,412, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $258,800)	$253,726	253,726
Citigroup Global Markets Inc. 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $253,839 (collateralized by various U.S. Government Obligations, ranging in par value $127 - $123,845, 1.350% - 7.500%, 12/01/2030 - 05/01/2054, with a total market value of $258,800)	253,726	253,726
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $64,812 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4 - $13,645, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $66,079)	64,783	64,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $253,839 (collateralized by various U.S. Government Obligations, ranging in par value $667 - $48,325, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $258,801)	$253,726	$253,726
HSBC Securities 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $249,111 (collateralized by various U.S. Government Obligations, ranging in par value $1,656 - $395,279, 2.500% - 7.000%, 10/20/2040 - 05/20/2054, with a total market value of $253,980)	249,000	249,000
5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,728 (collateralized by various U.S. Government Obligations, ranging in par value $0 - $2,042, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $4,821)	4,726	4,726
TOTAL REPURCHASE AGREEMENTS (Cost $1,079,687)		1,079,687
TOTAL INVESTMENTS — 100.2% (Cost $235,898,870)		$278,854,910

Percentages are based on Net Assets of $278,368,553.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $2,146,033.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $1,079,687. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $1,094,248.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Internet of Things ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,775,223	$—	$—	$277,775,223
Repurchase Agreements	—	1,079,687	—	1,079,687
Total Investments in Securities	$277,775,223	$1,079,687	$—	$278,854,910

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 1.1%
TopBuild *	194,957	$81,482,278
Industrials — 72.0%
Acuity Brands	187,289	48,622,097
Advanced Drainage Systems	476,111	82,600,497
AECOM	831,763	72,646,180
Arcosa	296,535	26,068,392
Argan	460,651	32,535,780
Astec Industries	578,486	18,795,010
Atkore	226,862	34,517,053
Builders FirstSource *	754,917	121,383,105
Carlisle	297,809	124,570,527
Columbus McKinnon	538,394	21,051,205
Construction Partners, Cl A *	486,435	28,315,381
Crane	345,083	51,444,974
CSW Industrials	95,985	24,405,146
CSX	5,856,362	197,652,218
Custom Truck One Source *	3,177,060	15,154,576
Deere	526,627	197,358,735
DNOW *	2,054,794	29,979,445
DXP Enterprises *	635,376	31,565,480
Dycom Industries *	185,904	33,455,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton PLC	839,284	$279,355,679
EMCOR Group	286,733	111,441,648
Emerson Electric	2,134,049	239,354,936
Exponent	320,128	30,450,575
Fastenal	2,939,366	193,939,369
Fortive	2,154,203	160,358,871
Gibraltar Industries *	254,840	19,230,226
Gorman-Rupp	640,133	22,110,194
Graco	1,032,344	83,361,778
Granite Construction	450,200	28,042,958
Greenbrier	441,281	24,380,775
H&E Equipment Services	397,765	18,842,128
Herc Holdings	173,048	25,104,073
Howmet Aerospace	2,522,423	213,523,107
Hubbell, Cl B	327,712	127,443,920
IDEX	462,485	96,492,870
Insteel Industries	621,294	20,421,934
Jacobs Solutions	773,109	107,725,008
Lincoln Electric Holdings	351,033	68,928,840
MasTec *	479,474	53,820,957
MDU Resources Group	1,288,899	32,531,811
MRC Global *	1,950,461	25,921,627
Mueller Industries	702,133	41,362,655
Mueller Water Products, Cl A	1,452,057	26,950,178
MYR Group *	146,853	22,771,026
Norfolk Southern	844,233	189,783,578
Northwest Pipe *	708,911	25,159,251
Parker-Hannifin	436,148	231,821,385
Pentair PLC	1,010,838	82,261,997
Powell Industries	263,062	47,314,331
Primoris Services	626,968	34,332,768
Quanta Services	891,532	246,009,340
RBC Bearings *	177,736	52,481,886
Regal Rexnord	405,196	60,593,010
Rockwell Automation	671,726	172,989,597
SPX Technologies *	277,858	38,738,962
Sterling Infrastructure *	283,275	34,805,999
Terex	410,527	24,496,146
Tetra Tech	325,024	68,089,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Titan Machinery *	756,787	$14,242,731
Trane Technologies PLC	806,460	264,083,392
Trinity Industries	791,813	24,902,519
Tutor Perini *	2,384,053	52,592,209
Union Pacific	839,684	195,495,229
United Rentals	353,995	236,967,793
Valmont Industries	126,646	31,838,804
Wabash National	798,328	18,050,196
WESCO International	312,890	56,160,626
Woodward	367,212	68,485,038
Zurn Elkay Water Solutions	1,058,208	33,132,493
		5,570,816,786
Information Technology — 2.1%
Badger Meter	185,440	35,782,502
Calix *	455,391	16,257,459
Crane NXT	357,293	22,588,063
Trimble *	1,524,036	84,858,325
		159,486,349
Materials — 21.8%
Alcoa	1,087,997	48,165,627
ATI *	776,591	47,636,092
Carpenter Technology	299,815	33,240,489
Century Aluminum *	1,797,411	32,946,544
Cleveland-Cliffs *	3,083,531	53,283,416
Commercial Metals	710,427	40,011,249
Eagle Materials	213,874	49,702,179
Haynes International	381,092	22,415,831
Knife River *	342,600	24,225,246
Louisiana-Pacific	438,604	40,211,215
Martin Marietta Materials	407,544	233,147,771
Materion	171,246	19,587,117
Metallus *	994,623	23,880,898
Minerals Technologies	304,668	26,429,949
Nucor	1,188,826	200,733,270
Reliance	352,588	106,051,419
RPM International	788,292	88,367,533
Ryerson Holding	601,375	14,282,656
Steel Dynamics	990,728	132,628,757
Summit Materials, Cl A *	752,229	29,066,128

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
United States Lime & Minerals	87,794	$30,090,516
United States Steel	1,361,316	52,206,469
Vulcan Materials	814,940	208,437,204
Westlake	784,727	125,995,767
		1,682,743,342
Utilities — 2.8%
Sempra	2,847,495	219,342,540
TOTAL COMMON STOCK (Cost $6,192,709,806)		7,713,871,295
TOTAL INVESTMENTS — 99.8% (Cost $6,192,709,806)		$7,713,871,295

Percentages are based on Net Assets of $7,732,280,768.

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts S&P 500 Index E-MINI	1	Jun-2024	$264,430	$264,775	$346

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,713,871,295	$—	$—	$7,713,871,295
Total Investments in Securities	$7,713,871,295	$—	$—	$7,713,871,295

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$346	$–	$–	$346
Total Other Financial Instruments	$346	$–	$–	$346

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA — 1.9%
Materials — 1.9%
IGO	1,011,793	$4,703,510
Pilbara Minerals	2,255,195	5,684,294

TOTAL AUSTRALIA		10,387,804
CANADA — 3.1%
Industrials — 0.9%
Ballard Power Systems * (A)	1,550,747	4,791,808

Information Technology — 0.8%
BlackBerry * (A)	1,586,560	4,426,502

Materials — 1.4%
Lithium Americas *	959,997	3,267,715
Lithium Americas Argentina * (A)	968,028	4,409,973
		7,677,688
TOTAL CANADA		16,895,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 2.5%
Industrials — 1.0%
Sociedad Quimica y Minera de Chile ADR (A)	120,496	$5,627,163

Materials — 1.5%
Lundin Mining	695,302	7,992,798

TOTAL CHILE		13,619,961
CHINA — 8.4%
Communication Services — 1.1%
Baidu ADR *	63,387	6,161,217

Consumer Discretionary — 3.7%
Geely Automobile Holdings	5,420,500	6,561,401
Nexteer Automotive Group	9,723,500	5,008,814
NIO ADR * (A)	859,631	4,633,411
XPeng ADR, Cl A * (A)	487,815	4,053,743
		20,257,369
Information Technology — 2.8%
indie Semiconductor, Cl A *	764,297	5,097,861
NXP Semiconductors	38,954	10,599,383
		15,697,244
Materials — 0.8%
Ganfeng Lithium Group, Cl H	1,519,433	4,185,391

TOTAL CHINA		46,301,221
FRANCE — 2.3%
Consumer Discretionary — 2.3%
Forvia *	255,571	4,172,814
Renault (A)	149,149	8,675,464

TOTAL FRANCE		12,848,278
GERMANY — 2.4%
Consumer Discretionary — 0.9%
Continental	72,075	4,869,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.5%
Infineon Technologies	209,013	$8,355,755

TOTAL GERMANY		13,225,698
JAPAN — 11.2%
Consumer Discretionary — 7.6%
Denso	429,755	6,954,513
Honda Motor	707,869	7,970,818
Koito Manufacturing	347,897	4,911,448
Nissan Motor	1,455,505	5,172,000
Toyota Motor	784,950	16,988,227
		41,997,006
Industrials — 3.6%
GS Yuasa	371,608	7,886,428
Hitachi	116,587	11,978,091
		19,864,519
TOTAL JAPAN		61,861,525
JERSEY — 1.5%
Materials — 1.5%
Arcadium Lithium *	926,157	4,102,875
Arcadium Lithium CDI *	910,465	4,026,597

TOTAL JERSEY		8,129,472
LUXEMBOURG — 0.9%
Materials — 0.9%
APERAM	169,941	4,859,411

NETHERLANDS — 0.9%
Information Technology — 0.9%
TomTom * (A)	765,091	4,730,167

SINGAPORE — 1.1%
Information Technology — 1.1%
STMicroelectronics	155,347	6,384,043

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 4.7%
Consumer Discretionary — 2.9%
Hyundai Motor	44,570	$8,144,314
Kia Motors	90,941	7,730,855
		15,875,169
Industrials — 0.8%
LG Energy Solution *	18,951	4,530,556

Information Technology — 1.0%
Samsung SDI	19,763	5,345,595

TOTAL SOUTH KOREA		25,751,320
TAIWAN — 0.9%
Industrials — 0.9%
Advanced Energy Solution Holding	263,600	5,240,427

UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	260,649	5,834,088

UNITED STATES — 55.6%
Communication Services — 3.5%
Alphabet, Cl A *	110,988	19,145,430

Consumer Discretionary — 14.5%
American Axle & Manufacturing Holdings *	662,782	5,063,655
Aptiv PLC *	79,865	6,649,560
Ford Motor	667,367	8,095,162
General Motors	222,567	10,013,289
Gentherm *	112,689	6,078,445
Lear	43,689	5,476,416
Lucid Group * (A)	1,799,147	5,109,577
Luminar Technologies, Cl A * (A)	2,116,494	3,471,050
QuantumScape, Cl A * (A)	727,599	4,300,110
Stellantis	350,006	7,675,320
Tesla *	72,420	12,896,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Visteon *	47,768	$5,319,922
		80,149,060
Industrials — 10.0%
Bloom Energy, Cl A * (A)	425,983	6,952,043
EnerSys	55,844	6,022,217
Honeywell International	61,134	12,360,683
Hyster-Yale	82,158	5,963,849
ITT	49,094	6,523,611
Nikola * (A)	7,580,959	3,880,693
Plug Power * (A)	1,559,871	5,194,370
Westinghouse Air Brake Technologies	50,712	8,581,992
		55,479,458
Information Technology — 23.2%
Ambarella *	94,950	5,531,787
Apple	85,034	16,347,787
CEVA *	252,976	5,039,282
Coherent *	133,871	7,638,679
Intel	336,079	10,368,037
Microsoft	40,780	16,929,001
MicroVision * (A)	2,168,048	2,558,297
NVIDIA	28,959	31,748,620
ON Semiconductor *	94,413	6,895,926
QUALCOMM	97,073	19,807,746
SiTime *	46,015	5,605,547
		128,470,709
Materials — 4.4%
Albemarle	48,100	5,896,579
ATI *	129,308	7,931,753
Cabot	72,037	7,369,385
Piedmont Lithium * (A)	230,442	3,009,572
		24,207,289
TOTAL UNITED STATES		307,451,946
TOTAL COMMON STOCK (Cost $711,353,101)		543,521,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
PREFERRED STOCK — 1.2%
GERMANY—1.2%
Consumer Discretionary — 1.2%
Volkswagen (B)	53,503	$6,679,526
TOTAL PREFERRED STOCK (Cost $11,788,616)		6,679,526

SHORT-TERM INVESTMENT(C) — 2.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $14,394,563)	14,394,563	14,394,563

	Face Amount
REPURCHASE AGREEMENT(D) — 6.8%
RBC Dominion Securities 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $37,592,925 (collateralized by U.S. Treasury Obligations, ranging in par value $847,570 - $5,525,949, 3.750%, 12/31/2030, with a total market value of $38,343,340) (Cost $37,576,454)	$37,576,454	37,576,454
TOTAL INVESTMENTS — 109.0% (Cost $775,112,734)		$602,171,902

Percentages are based on Net Assets of $552,626,944.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $48,478,096.
(B)	There is currently no stated interest rate.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $51,971,017. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$543,521,359	$—	$—	$543,521,359
Preferred Stock	6,679,526	—	—	6,679,526
Short-Term Investment	14,394,563	—	—	14,394,563
Repurchase Agreement	—	37,576,454	—	37,576,454
Total Investments in Securities	$564,595,448	$37,576,454	$—	$602,171,902

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Financials — 0.2%
StoneCo, Cl A *	308,661	$4,271,868

CANADA — 3.0%
Industrials — 1.3%
Thomson Reuters	139,419	23,995,404

Information Technology — 1.7%
Celestica *	171,805	9,607,335
Shopify, Cl A *	371,184	21,955,534
		31,562,869
TOTAL CANADA		55,558,273
CHINA — 9.8%
Communication Services — 4.3%
Baidu ADR *	87,832	8,537,270
Tencent Holdings	1,542,843	70,956,165
		79,493,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR	714,634	$55,984,428
Meituan, Cl B *	1,723,615	23,155,290
		79,139,718
Information Technology — 1.2%
NXP Semiconductors	79,033	21,504,879

TOTAL CHINA		180,138,032
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	229,302	4,615,165

GERMANY — 3.4%
Industrials — 2.5%
Siemens	247,663	47,389,763

Information Technology — 0.9%
Infineon Technologies	402,000	16,070,836

TOTAL GERMANY		63,460,599
ISRAEL — 0.4%
Information Technology — 0.4%
Wix.com *	39,953	6,436,428

ITALY — 0.3%
Health Care — 0.3%
Amplifon (A)	163,760	6,017,778

JAPAN — 3.0%
Consumer Discretionary — 0.3%
Rakuten Group *	1,189,194	6,175,076

Industrials — 1.2%
FANUC	309,265	8,657,334
Fujikura	656,113	13,460,869
		22,118,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.5%
Fujitsu	642,770	$9,278,843
NEC	83,496	6,176,722
Socionext	243,437	7,091,887
Toshiba TEC	254,358	5,147,211
		27,694,663
TOTAL JAPAN		55,987,942
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	76,948	12,200,245

SOUTH KOREA — 4.3%
Information Technology — 4.3%
Samsung Electronics	937,618	49,774,239
SK Hynix	222,466	30,400,179

TOTAL SOUTH KOREA		80,174,418
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR	949,138	5,827,707

SWITZERLAND — 0.2%
Information Technology — 0.2%
Temenos	53,968	3,469,649

TAIWAN — 1.0%
Information Technology — 1.0%
Acer	3,422,000	5,588,189
Advantech	495,357	5,397,945
Alchip Technologies	44,426	3,935,995
Global Unichip	95,139	4,273,237

TOTAL TAIWAN		19,195,366
UNITED STATES — 72.9%
Communication Services — 11.6%
Alphabet, Cl A *	359,809	62,067,052
Meta Platforms, Cl A	137,531	64,203,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	107,122	$68,731,618
Snap, Cl A *	426,568	6,407,051
Trade Desk, Cl A *	137,826	12,787,496
		214,196,814
Consumer Discretionary — 6.1%
Amazon.com *	338,880	59,791,987
eBay	160,273	8,690,002
Tesla *	253,205	45,090,747
		113,572,736
Health Care — 0.6%
GE HealthCare Technologies	139,217	10,858,926

Industrials — 4.0%
Experian	282,911	12,992,539
Genpact	144,301	4,770,591
Hubbell, Cl B	16,493	6,413,963
Rockwell Automation	34,882	8,983,161
Uber Technologies *	633,529	40,900,632
		74,060,886
Information Technology — 50.6%
Accenture PLC, Cl A	143,187	40,420,258
Adobe *	88,579	39,396,396
Ambarella *	90,574	5,276,841
Apple	271,075	52,114,169
Broadcom	43,329	57,564,743
C3.ai, Cl A * (A)	199,043	5,885,701
Cadence Design Systems *	83,421	23,884,266
CCC Intelligent Solutions Holdings *	473,571	5,294,524
Cisco Systems	1,021,513	47,500,354
CyberArk Software *	22,240	5,098,520
Datadog, Cl A *	93,430	10,294,117
DocuSign, Cl A *	83,813	4,587,924
DXC Technology *	228,700	3,556,285
Fortinet *	235,518	13,970,928
Hewlett Packard Enterprise	398,412	7,031,972
Informatica, Cl A *	174,131	5,023,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	1,081,613	$33,367,761
International Business Machines	304,221	50,759,274
Micron Technology	338,810	42,351,250
Microsoft	132,668	55,074,467
NVIDIA	88,412	96,928,728
Okta, Cl A *	60,933	5,403,538
Oracle	472,699	55,395,596
Pegasystems	110,106	6,326,691
Procore Technologies *	72,914	4,894,717
QUALCOMM	344,438	70,282,574
Salesforce	190,678	44,702,550
Seagate Technology Holdings	65,280	6,086,707
ServiceNow *	70,505	46,316,850
Smartsheet, Cl A *	113,111	4,185,107
Super Micro Computer *	17,013	13,346,869
Synopsys *	46,526	26,091,781
Teradata *	110,931	3,617,460
Twilio, Cl A *	71,925	4,128,495
UiPath, Cl A *	222,550	2,728,463
Verint Systems *	179,443	5,322,279
Viasat *	218,192	3,685,263
Workday, Cl A *	64,702	13,681,238
Zebra Technologies, Cl A *	20,790	6,493,549
Zscaler *	45,050	7,656,698
		935,728,582
TOTAL UNITED STATES		1,348,417,944
TOTAL COMMON STOCK (Cost $1,705,383,272)		1,845,771,414

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.2%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $764,106 (collateralized by various U.S. Government Obligations, ranging in par value $178 - $311,290, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $779,041)	$763,766	763,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $764,107 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $51 - $160,867, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $779,041)	$763,766	$763,766
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $764,105 (collateralized by various U.S. Government Obligations, ranging in par value $2,008 - $145,468, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $779,041)	763,766	763,766
HSBC Securities 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $219,770 (collateralized by various U.S. Government Obligations, ranging in par value $1,461 - $348,722, 2.500% - 7.000%, 10/20/2040 - 05/20/2054, with a total market value of $224,065)	219,672	219,672
5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $544,336 (collateralized by various U.S. Government Obligations, ranging in par value $49 - $235,049, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $554,976)	544,094	544,094

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $195,095 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6 - $38,911, 0.000% - 7.000%, 06/30/2024 - 04/20/2054, with a total market value of $198,908)	$195,008	$195,008
TOTAL REPURCHASE AGREEMENTS (Cost $3,250,072)		3,250,072
TOTAL INVESTMENTS — 100.0% (Cost $1,708,633,344)		$1,849,021,486

Percentages are based on Net Assets of $1,848,725,555.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $3,213,962.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $3,250,072. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,845,771,414	$—	$—	$1,845,771,414
Repurchase Agreements	—	3,250,072	—	3,250,072
Total Investments in Securities	$1,845,771,414	$3,250,072	$—	$1,849,021,486

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Genomics & Biotechnology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 2.7%
Health Care — 2.7%
Genscript Biotech * (A)	1,946,618	$2,488,215

GERMANY — 4.5%
Health Care — 4.5%
BioNTech ADR *	41,331	4,157,899

JAPAN — 0.6%
Health Care — 0.6%
Takara Bio	84,210	548,200

NETHERLANDS — 0.4%
Health Care — 0.4%
uniQure *	77,457	383,412

SWITZERLAND — 3.8%
Health Care — 3.8%
CRISPR Therapeutics * (A)	65,427	3,516,047

UNITED STATES — 87.9%
Health Care — 87.9%
10X Genomics, Cl A *	132,304	2,966,256
2seventy bio *	84,699	358,277
Agilent Technologies	26,481	3,453,387
Allogene Therapeutics *	187,647	469,118
Alnylam Pharmaceuticals *	25,319	3,758,099
Arrowhead Pharmaceuticals *	156,333	3,587,842
Avidity Biosciences *	128,257	3,444,983
Beam Therapeutics *	121,933	2,904,444

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioMarin Pharmaceutical *	39,924	$2,997,095
Bio-Techne	57,315	4,424,145
Bluebird Bio *	336,055	303,592
CareDx *	87,475	1,138,050
Caribou Biosciences *	139,370	401,386
Editas Medicine, Cl A *	144,497	751,384
Fulgent Genetics *	35,637	735,904
Gilead Sciences	26,918	1,730,020
Illumina *	29,633	3,090,129
Intellia Therapeutics *	169,364	3,621,002
Legend Biotech ADR *	80,606	3,225,046
Lyell Immunopharma *	209,694	580,852
Moderna *	33,448	4,768,012
Myriad Genetics *	154,621	3,519,174
Natera *	39,790	4,238,829
Pacific Biosciences of California * (A)	461,771	826,570
Poseida Therapeutics, Cl A *	129,769	388,009
QIAGEN	87,690	3,793,469
REGENXBIO *	79,074	1,134,712
Rocket Pharmaceuticals *	151,060	3,220,599
Sana Biotechnology *	215,277	1,614,578
Sarepta Therapeutics *	29,303	3,805,288
Scilex Holding *(B)	226,071	61,039
Ultragenyx Pharmaceutical *	82,227	3,300,592
Veracyte *	132,699	2,753,504
Vertex Pharmaceuticals *	4,521	2,058,592
Verve Therapeutics * (A)	97,339	505,190
Vir Biotechnology *	159,971	1,642,902

TOTAL UNITED STATES		81,572,070
TOTAL COMMON STOCK (Cost $143,953,197)		92,665,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 1.4%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $296,427 (collateralized by various U.S. Government Obligations, ranging in par value $69 - $120,762, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $302,221)	$296,295	$296,295
Citigroup Global Markets Inc. 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $296,427 (collateralized by various U.S. Government Obligations, ranging in par value $148 - $144,624, 1.350% - 7.500%, 12/01/2030 - 05/01/2054, with a total market value of $302,221)	296,295	296,295
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $75,686 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5 - $15,934, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $77,165)	75,652	75,652
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $296,427 (collateralized by various U.S. Government Obligations, ranging in par value $779 - $56,433, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $302,221)	296,295	296,295
HSBC Securities 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $290,498 (collateralized by various U.S. Government Obligations, ranging in par value $1,931 - $460,951, 2.500% - 7.000%, 10/20/2040 - 05/20/2054, with a total market value of $296,176)	290,369	290,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $5,929 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $2,560, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $6,045)	$5,926	$5,926
TOTAL REPURCHASE AGREEMENTS (Cost $1,260,832)		1,260,832
TOTAL INVESTMENTS — 101.3% (Cost $145,214,029)		$93,926,675

Percentages are based on Net Assets of $92,717,949.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $846,173.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $1,260,832. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$92,604,804	$—	$61,039	$92,665,843
Repurchase Agreements	—	1,260,832	—	1,260,832
Total Investments in Securities	$92,604,804	$1,260,832	$61,039	$93,926,675

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cloud Computing ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.4%
Information Technology — 3.4%
Shopify, Cl A *	259,406	$15,343,865

CHINA — 1.2%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	19,800	1,551,132

Information Technology — 0.9%
Kingsoft Cloud Holdings ADR * (A)	396,546	1,122,225
Vnet Group ADR *	1,427,577	2,769,500
		3,891,725
TOTAL CHINA		5,442,857
ISRAEL — 5.6%
Information Technology — 5.6%
Wix.com *	156,296	25,179,286

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core Management Pte ‡	2,313,325	$1,341,728

UNITED STATES — 89.4%
Communication Services — 3.7%
Alphabet, Cl A *	45,773	7,895,843
PubMatic, Cl A *	235,806	5,164,151
Vimeo *	899,124	3,488,601
		16,548,595

Consumer Discretionary — 2.0%
Amazon.com *	50,514	8,912,690

Health Care — 1.0%
HealthStream	172,506	4,707,689

Industrials — 3.6%
Paycom Software	112,063	16,284,995

Information Technology — 74.8%
Akamai Technologies *	187,286	17,275,261
Box, Cl A *	712,765	19,422,846
C3.ai, Cl A * (A)	674,802	19,953,895
DigitalOcean Holdings *	516,884	19,150,552
Dropbox, Cl A *	791,914	17,841,822
Everbridge *	236,003	8,203,464
Fastly, Cl A *	776,372	6,086,757
Five9 *	329,292	15,397,694
Freshworks, Cl A *	1,250,193	16,102,486
International Business Machines	8,568	1,429,571
Microsoft	23,457	9,737,704
Procore Technologies *	269,842	18,114,494
Qualys *	112,523	15,822,984
Salesforce	68,646	16,093,368
Sinch *	4,792,045	10,507,032
Snowflake, Cl A *	118,412	16,125,346
SPS Commerce *	102,616	19,301,044
Twilio, Cl A *	303,664	17,430,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	74,474	$15,747,527
Workiva, Cl A *	233,410	17,965,568
Yext *	714,481	3,608,129
Zoom Video Communications, Cl A *	297,339	18,238,774
Zscaler *	105,919	18,001,993
		337,558,625

Real Estate — 4.3%
Digital Realty Trust ‡	133,294	19,372,950

TOTAL UNITED STATES		403,385,544
TOTAL COMMON STOCK (Cost $682,943,598)		450,693,280

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $4,027,878)	4,027,878	4,027,878

	Face Amount
REPURCHASE AGREEMENT(C) — 2.3%
BNP Paribas 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $10,519,230 (collateralized by U.S. Treasury Obligations, ranging in par value $237,167 - $1,546,268, 3.750%, 12/31/2030, with a total market value of $10,729,212) (Cost $10,514,621)	$10,514,621	10,514,621
TOTAL INVESTMENTS — 103.1% (Cost $697,486,097)		$465,235,779

Percentages are based on Net Assets of $451,204,092.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cloud Computing ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $14,692,627.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $14,542,499. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$450,693,280	$—	$—	$450,693,280
Short-Term Investment	4,027,878	—	—	4,027,878
Repurchase Agreement	—	10,514,621	—	10,514,621
Total Investments in Securities	$454,721,158	$10,514,621	$—	$465,235,779

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Thematic Growth ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Data Center & Digital Infrastructure ETF(A)	151,369	$2,246,316
Global X Disruptive Materials ETF(A) (B)	170,460	2,793,839
Global X FinTech ETF(A)	88,170	2,223,647
Global X Genomics & Biotechnology ETF*(A)	199,533	2,025,260
Global X Lithium & Battery Tech ETF(A) (B)	53,751	2,336,018
Global X Renewable Energy Producers ETF(A)	226,986	2,435,560
Global X Solar ETF*(A) (B)	190,242	2,254,368
Global X Video Games & Esports ETF (A)	107,671	2,248,171
TOTAL EXCHANGE TRADED FUNDS (Cost $27,060,757)		18,563,179

	Face Amount
REPURCHASE AGREEMENTS(C) — 11.9%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $519,587 (collateralized by various U.S. Government Obligations, ranging in par value $121 - $211,675, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $529,743)	$519,356	519,356
Citigroup Global Markets Inc. 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $519,587 (collateralized by various U.S. Government Obligations, ranging in par value $260 - $253,501, 1.350% - 7.500%, 12/01/2030 - 05/01/2054, with a total market value of $529,743)	519,356	519,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $132,663 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9 - $27,929, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $135,256)	$132,604	$132,604
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $519,587 (collateralized by various U.S. Government Obligations, ranging in par value $1,365 - $98,917, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $529,743)	519,356	519,356
HSBC Securities 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $509,195 (collateralized by various U.S. Government Obligations, ranging in par value $3,385 - $807,971, 2.500% - 7.000%, 10/20/2040 - 05/20/2054, with a total market value of $519,148)	508,969	508,969
5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $10,392 (collateralized by various U.S. Government Obligations, ranging in par value $1 - $4,487, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $10,595)	10,387	10,387
TOTAL REPURCHASE AGREEMENTS (Cost $2,210,028)		2,210,028
TOTAL INVESTMENTS — 111.8% (Cost $29,270,785)		$20,773,207

Percentages are based on Net Assets of $18,578,765.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Thematic Growth ETF

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $2,138,176.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $2,210,028. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,563,179	$—	$—	$18,563,179
Repurchase Agreements	—	2,210,028	—	2,210,028
Total Investments in Securities	$18,563,179	$2,210,028	$—	$20,773,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2024	Income	Capital Gains
Global X Data Center & Digital Infrastructure ETF
$4,264,049	$338,934	$(2,520,876)	$38,384	$125,825	$2,246,316	$26,389	$—
Global X Disruptive Materials ETF
3,261,090	842,509	(1,862,892)	567,152	(14,020)	2,793,839	26,551	—
Global X FinTech ETF
4,106,456	362,000	(2,831,871)	1,692,349	(1,105,287)	2,223,647	185	167
Global X Genomics & Biotechnology ETF
3,701,656	310,935	(2,041,091)	896,592	(842,832)	2,025,260	—	—
Global X Lithium & Battery Tech ETF
3,189,028	1,084,801	(1,678,655)	97,608	(356,764)	2,336,018	22,037	—
Global X Renewable Energy Producers ETF
3,671,894	444,969	(1,764,266)	699,150	(616,187)	2,435,560	26,866	—
Global X Solar ETF
3,017,274	802,540	(1,569,174)	234,286	(230,558)	2,254,368	—	—
Global X Video Games & Esports ETF
3,982,988	325,112	(2,225,809)	118,808	47,072	2,248,171	22,385	—
Totals:
$29,194,435	$4,511,800	$(16,494,634)	$4,344,329	$(2,992,751)	$18,563,179	$124,413	$167

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Video Games & Esports ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 12.5%
Communication Services — 12.5%
Bilibili ADR *	407,541	$5,917,495
HUYA ADR	143,884	730,931
iDreamSky Technology Holdings * (A)	1,503,700	578,542
NetEase ADR	74,147	6,601,307
XD * (A)	428,500	1,072,435

TOTAL CHINA		14,900,710
FRANCE — 2.6%
Communication Services — 2.6%
Ubisoft Entertainment *	125,641	3,057,994

IRELAND — 3.0%
Information Technology — 3.0%
Keywords Studios	126,284	3,591,944

JAPAN — 25.7%
Communication Services — 25.7%
Capcom	273,812	5,053,007
DeNA	120,038	1,124,413
GungHo Online Entertainment	70,921	1,192,359
Koei Tecmo Holdings (A)	191,446	1,666,602
Konami Group	85,491	5,965,248
Nexon	297,009	5,087,020
Nintendo	122,793	6,684,871
Square Enix Holdings	128,183	3,841,126

TOTAL JAPAN		30,614,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 3.0%
Communication Services — 3.0%
CD Projekt (A)	106,985	$3,540,804

SOUTH KOREA — 14.1%
Communication Services — 14.1%
Com2uS Holdings *	12,819	258,778
Com2uSCorp	12,320	357,708
Devsisters *	12,572	478,527
Kakao Games *	60,650	935,233
Krafton *	35,517	6,413,094
NCSoft	26,080	3,584,575
Neowiz	19,615	287,591
Netmarble *	35,722	1,553,187
Nexon Games *	33,856	342,827
Pearl Abyss *	46,405	1,389,251
Wemade *	30,926	953,769
Wemade Max *	35,188	256,943

TOTAL SOUTH KOREA		16,811,483
SWEDEN — 4.3%
Communication Services — 4.3%
Embracer Group, Cl B * (A)	1,203,909	2,996,837
Modern Times Group MTG, Cl B *	149,503	1,329,112
Stillfront Group *	747,751	841,088

TOTAL SWEDEN		5,167,037
TAIWAN — 6.1%
Communication Services — 6.1%
Gamania Digital Entertainment	184,900	481,743
International Games System	188,800	5,886,522
Soft-World International	209,600	928,493

TOTAL TAIWAN		7,296,758
UNITED STATES — 28.4%
Communication Services — 16.5%
Electronic Arts	47,949	6,371,463
Playtika Holding	108,666	949,741

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ROBLOX, Cl A *	169,414	$5,695,699
Take-Two Interactive Software *	40,878	6,555,196
		19,572,099

Information Technology — 11.9%
AppLovin, Cl A *	119,416	9,730,015
Corsair Gaming *	71,249	825,776
Unity Software *	198,515	3,626,869
		14,182,660
TOTAL UNITED STATES		33,754,759
TOTAL COMMON STOCK (Cost $182,488,156)		118,736,135

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.5%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,549,217 (collateralized by various U.S. Government Obligations, ranging in par value $361 - $631,137, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $1,579,499)	$1,548,528	1,548,528
Citigroup Global Markets Inc. 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,549,217 (collateralized by various U.S. Government Obligations, ranging in par value $774 - $755,847, 1.350% - 7.500%, 12/01/2030 - 05/01/2054, with a total market value of $1,579,499)	1,548,528	1,548,528
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $395,546 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $26 - $83,274, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $403,276)	395,369	395,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,549,216 (collateralized by various U.S. Government Obligations, ranging in par value $4,071 - $294,934, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $1,579,499)	$1,548,528	$1,548,528
HSBC Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,549,217 (collateralized by various U.S. Government Obligations, ranging in par value $138 - $668,964, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $1,579,499)	1,548,528	1,548,528
TOTAL REPURCHASE AGREEMENTS (Cost $6,589,481)		6,589,481
TOTAL INVESTMENTS — 105.2% (Cost $189,077,637)		$125,325,616

Percentages are based on Net Assets of $119,104,579.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $6,097,369.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $6,589,481. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,736,135	$—	$—	$118,736,135
Repurchase Agreements	—	6,589,481	—	6,589,481
Total Investments in Securities	$118,736,135	$6,589,481	$—	$125,325,616

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cybersecurity ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 4.4%
Information Technology — 4.4%
BlackBerry * (A)	11,964,628	$33,381,312

ISRAEL — 11.3%
Information Technology — 11.3%
Check Point Software Technologies *	311,663	46,905,281
Radware *	1,930,368	39,167,167

TOTAL ISRAEL		86,072,448
JAPAN — 7.2%
Information Technology — 7.2%
Digital Arts	648,156	14,539,120
Hennge * (A)	1,490,444	9,550,906
Trend Micro	685,280	30,865,836

TOTAL JAPAN		54,955,862
SOUTH KOREA — 2.8%
Information Technology — 2.8%
Ahnlab	461,989	21,188,329

UNITED KINGDOM — 4.6%
Information Technology — 4.6%
Darktrace *	4,656,065	34,857,353

UNITED STATES — 69.3%
Information Technology — 69.3%
A10 Networks	2,278,977	34,526,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Crowdstrike Holdings, Cl A *	153,468	$48,138,308
CyberArk Software *	149,603	34,296,488
Fortinet *	714,481	42,383,013
Gen Digital	1,775,310	44,080,947
Okta, Cl A *	487,895	43,266,529
OneSpan *	1,748,274	23,024,769
Palo Alto Networks *	157,742	46,519,693
Qualys *	210,470	29,596,291
Rapid7 *	781,581	28,246,337
SentinelOne, Cl A *	1,624,965	27,348,161
Telos *	3,386,505	15,340,868
Tenable Holdings *	772,763	32,602,871
Varonis Systems, Cl B *	790,603	33,964,305
Zscaler *	264,126	44,890,855

TOTAL UNITED STATES		528,225,936
TOTAL COMMON STOCK (Cost $816,576,732)		758,681,240

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.7%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,229,991 (collateralized by various U.S. Government Obligations, ranging in par value $287 - $501,088, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $1,254,033)	$1,229,444	1,229,444
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,229,993 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $82 - $258,949, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $1,254,033)	1,229,444	1,229,444

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,229,990 (collateralized by various U.S. Government Obligations, ranging in par value $3,232 - $234,161, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $1,254,033)	$1,229,444	$1,229,444
HSBC Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,229,991 (collateralized by various U.S. Government Obligations, ranging in par value $110 - $531,120, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $1,254,033)	1,229,444	1,229,444
RBC Dominion Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $314,043 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10 - $62,634, 0.000% - 7.000%, 06/30/2024 - 04/20/2054, with a total market value of $320,181)	313,903	313,903
TOTAL REPURCHASE AGREEMENTS (Cost $5,231,679)		5,231,679
TOTAL INVESTMENTS — 100.3% (Cost $821,808,411)		$763,912,919

Percentages are based on Net Assets of $761,945,116.

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-MINI	6	Jun-2024	$2,211,417	$2,230,920	$19,503
S&P 500 Index E-MINI	3	Jun-2024	792,101	794,325	2,224
			$3,003,518	$3,025,245	$21,727

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Cybersecurity ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $4,945,843.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $5,231,679. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $140,978.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$758,681,240	$—	$—	$758,681,240
Repurchase Agreements	—	5,231,679	—	5,231,679
Total Investments in Securities	$758,681,240	$5,231,679	$—	$763,912,919

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$21,727	$–	$–	$21,727
Total Other Financial Instruments	$21,727	$–	$–	$21,727

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 8.5%
Consumer Staples — 8.5%
Alibaba Health Information Technology *	3,480,700	$1,459,310
JD Health International *	565,200	1,889,214
Ping An Healthcare and Technology *	359,200	514,235

TOTAL CHINA		3,862,759
GERMANY — 1.2%
Health Care — 1.2%
CompuGroup Medical	18,250	548,798

JAPAN — 1.2%
Health Care — 1.2%
JMDC	14,084	245,525
Medley *	13,829	293,045

TOTAL JAPAN		538,570
SOUTH KOREA — 0.4%
Health Care — 0.4%
Genomictree *	11,755	172,774

UNITED STATES — 88.7%
Financials — 4.5%
Oscar Health, Cl A *	102,299	2,041,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 84.2%
Agilent Technologies	13,084	$1,706,284
AMN Healthcare Services *	26,015	1,455,279
Definitive Healthcare, Cl A *	79,212	421,408
Dexcom *	13,046	1,549,473
DocGo *	57,674	168,985
Doximity, Cl A *	75,273	2,087,320
Evolent Health, Cl A *	61,508	1,303,355
Fulgent Genetics *	13,698	282,864
GoodRx Holdings, Cl A *	52,490	413,096
Hims & Hers Health *	96,312	1,870,379
Illumina *	14,643	1,526,972
Insulet *	10,765	1,907,450
IQVIA Holdings *	7,466	1,635,726
iRhythm Technologies *	15,467	1,364,344
Labcorp Holdings	8,656	1,687,141
LifeMD *	21,250	175,312
LifeStance Health Group * (A)	59,044	328,875
Masimo *	13,242	1,648,629
Omnicell *	30,787	1,003,348
Pacific Biosciences of California * (A)	177,407	317,559
Phreesia *	36,348	687,704
Privia Health Group *	70,403	1,222,900
QIAGEN	43,329	1,874,413
Quest Diagnostics	13,078	1,856,684
R1 RCM *	104,144	1,339,292
ResMed	9,799	2,021,828
Senseonics Holdings *	317,432	136,496
Talkspace *	83,087	217,688
Tandem Diabetes Care *	44,303	2,269,643
Teladoc Health *	115,673	1,300,165
Twist Bioscience *	38,200	1,600,580
Veracyte *	50,642	1,050,821
		38,432,013
TOTAL UNITED STATES		40,473,901
TOTAL COMMON STOCK (Cost $100,166,275)		45,596,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $146,929)	146,929	$146,929

	Face Amount
REPURCHASE AGREEMENT(C) — 0.8%
BNP Paribas 5.260%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $383,719 (collateralized by U.S. Treasury Obligations, ranging in par value $8,651 - $56,405, 3.750%, 12/31/2030, with a total market value of $391,376) (Cost $383,551)	$383,551	383,551
TOTAL INVESTMENTS — 101.1% (Cost $100,696,755)		$46,127,282

Percentages are based on Net Assets of $45,642,676.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $496,518.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $530,480. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Telemedicine & Digital Health ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,596,802	$—	$—	$45,596,802
Short-Term Investment	146,929	—	—	146,929
Repurchase Agreement	—	383,551	—	383,551
Total Investments in Securities	$45,743,731	$383,551	$—	$46,127,282

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X CleanTech ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.7%
Industrials — 1.1%
Ballard Power Systems * (A)	190,033	$587,202

Information Technology — 1.6%
Canadian Solar *	41,060	806,418

TOTAL CANADA		1,393,620
CHINA — 15.2%
Industrials — 4.6%
China Everbright Environment Group (A)	3,908,300	1,818,429
Dongfang Electric, Cl H (A)	216,400	348,526
Goldwind Science & Technology, Cl H	488,600	226,084
		2,393,039

Information Technology — 10.6%
Daqo New Energy ADR * (A)	47,679	1,073,731
Flat Glass Group, Cl H (A)	285,700	577,729
JinkoSolar Holding ADR (A)	32,757	974,193
Xinyi Solar Holdings	4,311,800	2,832,885
		5,458,538
TOTAL CHINA		7,851,577
DENMARK — 5.6%
Industrials — 5.6%
Vestas Wind Systems *	103,450	2,903,683

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 7.4%
Industrials — 5.2%
Nordex * (A)	150,025	$2,348,543
Varta * (A)	27,100	313,026
		2,661,569

Information Technology — 2.2%
SMA Solar Technology	22,010	1,151,215

TOTAL GERMANY		3,812,784
NETHERLANDS — 1.0%
Industrials — 1.0%
Alfen * (A)	13,770	540,545

NORWAY — 1.6%
Industrials — 1.6%
NEL * (A)	1,063,246	809,973

SOUTH KOREA — 8.4%
Industrials — 3.4%
CS Wind	26,863	1,024,424
Doosan Fuel Cell *	41,921	741,804
		1,766,228
Information Technology — 5.0%
Samsung SDI	9,614	2,600,443
TOTAL SOUTH KOREA		4,366,671
SWITZERLAND — 3.3%
Information Technology — 3.3%
Landis+Gyr Group	18,402	1,562,482
Meyer Burger Technology *	14,787,279	167,190
TOTAL SWITZERLAND		1,729,672
TAIWAN — 3.7%
Information Technology — 3.7%
Simplo Technology	122,264	1,555,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
United Renewable Energy	1,036,700	$388,835

TOTAL TAIWAN		1,943,838
UNITED KINGDOM — 5.7%
Industrials — 1.2%
Ceres Power Holdings * (A)	122,263	337,483
ITM Power *	391,156	311,762
		649,245

Materials — 4.5%
Johnson Matthey	103,833	2,324,086

TOTAL UNITED KINGDOM		2,973,331
UNITED STATES — 45.3%
Consumer Discretionary — 3.2%
QuantumScape, Cl A * (A)	280,731	1,659,120

Industrials — 23.9%
Ameresco, Cl A *	21,791	795,807
Array Technologies *	96,222	1,364,428
Bloom Energy, Cl A * (A)	143,115	2,335,637
Fluence Energy, Cl A *	80,864	2,032,112
FuelCell Energy * (A)	285,717	256,574
NEXTracker, Cl A *	50,224	2,770,858
Plug Power * (A)	435,367	1,449,772
Shoals Technologies Group, Cl A *	108,350	852,715
Stem *	99,413	132,219
SunPower, Cl A * (A)	111,169	371,305
		12,361,427

Information Technology — 18.2%
Enphase Energy *	22,951	2,935,433
First Solar *	18,552	5,041,691
SolarEdge Technologies *	29,647	1,452,407
		9,429,531
TOTAL UNITED STATES		23,450,078
TOTAL COMMON STOCK (Cost $120,600,317)		51,775,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 15.1%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,835,631 (collateralized by various U.S. Government Obligations, ranging in par value $428 - $747,820, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $1,871,511)	$1,834,815	$1,834,815
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,835,635 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $122 - $386,454, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $1,871,511)	1,834,815	1,834,815
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,835,630 (collateralized by various U.S. Government Obligations, ranging in par value $4,824 - $349,461, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $1,871,511)	1,834,815	1,834,815
HSBC Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,835,631 (collateralized by various U.S. Government Obligations, ranging in par value $164 - $792,640, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $1,871,511)	1,834,815	1,834,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $468,673 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $93,475, 0.000% - 7.000%, 06/30/2024 - 04/20/2054, with a total market value of $477,834)	$468,465	$468,465
TOTAL REPURCHASE AGREEMENTS (Cost $7,807,725)		7,807,725
TOTAL INVESTMENTS — 115.0% (Cost $128,408,042)		$59,583,497

Percentages are based on Net Assets of $51,815,635.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $7,932,676.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $7,807,725. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $551,024.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,775,772	$—	$—	$51,775,772
Repurchase Agreements	—	7,807,725	—	7,807,725
Total Investments in Securities	$51,775,772	$7,807,725	$—	$59,583,497

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 6.6%
Information Technology — 6.6%
NEXTDC *	396,644	$4,692,779

CHINA — 9.6%
Communication Services — 5.1%
China Tower, Cl H	30,904,200	3,634,231

Information Technology — 4.5%
GDS Holdings ADR *	331,216	2,656,353
Vnet Group ADR *	250,782	486,517
		3,142,870
TOTAL CHINA		6,777,101
INDONESIA — 3.5%
Communication Services — 3.5%
Dayamitra Telekomunikasi *	24,959,800	936,952
Sarana Menara Nusantara	37,252,161	1,581,784

TOTAL INDONESIA		2,518,736
NIGERIA — 1.2%
Communication Services — 1.2%
IHS Holding *	234,519	855,994

SINGAPORE — 4.3%
Real Estate — 4.3%
Keppel ‡	2,289,056	3,048,236

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 0.5%
Communication Services — 0.5%
KINX	5,598	$325,477

TAIWAN — 4.1%
Information Technology — 4.1%
Silicon Motion Technology ADR	21,875	1,708,219
Winbond Electronics	1,563,976	1,206,995

TOTAL TAIWAN		2,915,214
UNITED STATES — 69.9%
Information Technology — 18.3%
Advanced Micro Devices *	9,581	1,599,069
Applied Digital *	157,033	664,250
Intel	29,728	917,109
Microchip Technology	16,414	1,595,933
Micron Technology	17,065	2,133,125
NVIDIA	2,572	2,819,761
Super Micro Computer *	4,148	3,254,147
		12,983,394

Real Estate — 51.6%
American Tower ‡	40,243	7,877,165
Crown Castle ‡	74,772	7,664,130
Digital Realty Trust ‡	46,131	6,704,680
DigitalBridge Group	174,010	2,373,496
Equinix ‡	10,357	7,902,184
SBA Communications, Cl A ‡	13,141	2,584,572
Uniti Group ‡	450,197	1,422,622
		36,528,849
TOTAL UNITED STATES		49,512,243
TOTAL COMMON STOCK (Cost $77,696,443)		70,645,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Data Center & Digital Infrastructure ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 8.4%
U.S. Treasury Bill 5.293%, 07/02/24(A)	$6,000,000	$5,974,565
TOTAL U.S. TREASURY OBLIGATION (Cost $5,975,402)		5,974,565
TOTAL INVESTMENTS — 108.1% (Cost $83,671,845)		$76,620,345

Percentages are based on Net Assets of $70,857,148.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$70,645,780	$—	$—	$70,645,780
U.S. Treasury Obligation	—	5,974,565	—	5,974,565
Total Investments in Securities	$70,645,780	$5,974,565	$—	$76,620,345

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Clean Water ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 3.1%
Utilities — 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,494	$273,948
Cia de Saneamento de Minas Gerais Copasa MG	10,885	41,731

TOTAL BRAZIL		315,679
CHINA — 4.2%
Industrials — 1.0%
Beijing Originwater Technology, Cl A	110,600	71,218
BGT Group, Cl A	29,300	31,203
		102,421
Utilities — 3.2%
Beijing Capital Eco-Environment Protection Group, Cl A	220,000	88,691
Beijing Enterprises Water Group	223,740	71,212
Chengdu Xingrong Environment, Cl A	70,500	71,684
Guangdong Investment	163,100	92,147
		323,734
TOTAL CHINA		426,155
JAPAN — 3.6%
Industrials — 3.6%
Kurita Water Industries	5,699	243,707
Nomura Micro Science	1,336	40,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Organo	1,436	$80,506

TOTAL JAPAN		364,213
MALAYSIA — 0.3%
Utilities — 0.3%
Ranhill Utilities	117,384	33,417

SAUDI ARABIA — 0.3%
Utilities — 0.3%
AlKhorayef Water & Power Technologies *	812	34,855

SINGAPORE — 0.9%
Utilities — 0.9%
Keppel Infrastructure Trust	267,618	90,084

SOUTH KOREA — 1.2%
Consumer Discretionary — 1.2%
Coway	3,083	125,587

UNITED KINGDOM — 8.3%
Utilities — 8.3%
Severn Trent	13,630	414,061
United Utilities Group	33,106	428,251

TOTAL UNITED KINGDOM		842,312
UNITED STATES — 77.8%
Industrials — 48.3%
A O Smith	5,279	441,535
Advanced Drainage Systems	2,628	455,932
Core & Main, Cl A *	9,664	556,260
Energy Recovery *	3,093	41,755
Ferguson	3,836	789,219
Franklin Electric	2,270	225,819
Mueller Water Products, Cl A	8,802	163,365
Pentair PLC	8,544	695,311
Reliance Worldwide	38,455	124,036
Watts Water Technologies, Cl A	1,545	307,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	6,135	$865,158
Zurn Elkay Water Solutions	8,206	256,930
		4,922,976

Information Technology — 3.2%
Badger Meter	1,675	323,208

Materials — 8.5%
Ecolab	3,762	873,537

Utilities — 17.8%
American States Water	2,092	153,950
American Water Works	6,241	816,136
Artesian Resources, Cl A	768	27,548
California Water Service Group	3,283	163,789
Consolidated Water	922	24,986
Essential Utilities	12,045	454,458
Middlesex Water	980	52,802
SJW Group	1,654	90,490
York Water	793	29,373
		1,813,532
TOTAL UNITED STATES		7,933,253
TOTAL COMMON STOCK (Cost $9,031,420)		10,165,555
TOTAL INVESTMENTS — 99.7% (Cost $9,031,420)		$10,165,555

Percentages are based on Net Assets of $10,198,581.

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,130,700	$34,855	$—	$10,165,555
Total Investments in Securities	$10,130,700	$34,855	$—	$10,165,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Clean Water ETF

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X AgTech & Food Innovation ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.3%
ARGENTINA — 1.3%
Materials — 1.3%
Bioceres Crop Solutions *	4,669	$55,001

AUSTRALIA — 3.3%
Materials — 3.3%
Nufarm	48,069	142,898

CANADA — 15.1%
Consumer Staples — 2.5%
Maple Leaf Foods	759	12,584
SunOpta *	16,234	97,566
		110,150

Materials — 12.6%
Nutrien	9,402	551,051

TOTAL CANADA		661,201
CHINA — 11.0%
Consumer Staples — 11.0%
Cheng De Lolo, Cl A	80,080	96,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hebei Yangyuan Zhihui Beverage, Cl A	52,600	$184,984
Yuan Longping High-tech Agriculture, Cl A *	120,200	185,230
Zhe Jiang Li Zi Yuan Food, Cl A	7,600	12,695

TOTAL CHINA		479,098
GERMANY — 2.8%
Health Care — 2.8%
Bayer	3,948	121,035

ISRAEL — 0.5%
Materials — 0.5%
ICL Group	5,173	24,069

JAPAN — 11.6%
Industrials — 11.6%
Kubota	35,695	504,493

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	66,105	12,652

THAILAND — 0.3%
Consumer Staples — 0.3%
NR Instant Produce NVDR *	96,900	13,064

UNITED KINGDOM — 8.7%
Consumer Staples — 4.4%
Barr	1,805	14,317
Unilever	3,298	179,677
		193,994

Industrials — 4.3%
CNH Industrial	17,764	187,588

TOTAL UNITED KINGDOM		381,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 45.4%
Consumer Discretionary — 0.5%
GrowGeneration *	8,335	$21,087

Consumer Staples — 9.1%
Archer-Daniels-Midland	1,953	121,946
Beyond Meat *	10,115	76,773
Hain Celestial Group *	1,791	13,719
Kellanova	1,165	70,296
Oatly Group ADR *	78,670	85,750
Sprouts Farmers Market *	384	30,328
		398,812

Industrials — 17.5%
AGCO	1,849	198,453
Deere	1,368	512,672
Titan Machinery *	2,816	52,997
		764,122

Information Technology — 1.2%
Trimble *	984	54,789

Materials — 17.1%
Corteva	9,620	538,143
FMC	3,179	193,760
Scotts Miracle-Gro, Cl A	194	13,520
		745,423
TOTAL UNITED STATES		1,984,233
TOTAL COMMON STOCK (Cost $4,721,485)		4,379,326
TOTAL INVESTMENTS — 100.3% (Cost $4,721,485)		$4,379,326

Percentages are based on Net Assets of $4,365,112.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X AgTech & Food Innovation ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,355,257	$24,069	$—	$4,379,326
Total Investments in Securities	$4,355,257	$24,069	$—	$4,379,326

Amounts designated as ” --” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Blockchain ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 6.8%
Information Technology — 6.8%
Iris Energy *	1,235,291	$9,622,917

CANADA — 12.4%
Information Technology — 12.4%
Bitfarms * (A)	3,202,759	7,236,546
DMG Blockchain Solutions *	1,835,898	700,339
Hive Digital Technologies *	1,316,507	3,322,293
Hut 8 *	714,233	6,203,660

TOTAL CANADA		17,462,838
CHINA — 8.1%
Financials — 1.1%
OSL Group *	1,755,300	1,610,954

Information Technology — 7.0%
Bit Digital * (A)	1,915,085	4,749,411
Canaan ADR *	4,976,207	5,025,969
		9,775,380
TOTAL CHINA		11,386,334
GERMANY — 3.9%
Financials — 2.3%
Bitcoin Group	49,883	3,151,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.6%
Northern Data * (A)	88,046	$2,308,322

TOTAL GERMANY		5,460,024
HONG KONG — 0.6%
Information Technology — 0.6%
Sinohope Technology Holdings *	2,332,721	790,162

THAILAND — 1.8%
Information Technology — 1.8%
Jasmine Technology Solution NVDR *	1,243,100	2,491,944

UNITED KINGDOM — 0.9%
Information Technology — 0.9%
Argo Blockchain *	9,066,067	1,223,553

UNITED STATES — 65.3%
Financials — 21.5%
Bakkt Holdings, Cl A * (A)	115,592	2,034,419
Block, Cl A *	37,360	2,394,029
Coinbase Global, Cl A *	70,840	16,004,173
Galaxy Digital Holdings * (A)	639,217	6,522,766
Robinhood Markets, Cl A *	155,719	3,254,527
		30,209,914
Information Technology — 43.8%
Applied Digital * (A)	1,464,981	6,196,870
Cipher Mining *	1,393,670	5,170,516
Cleanspark *	870,563	13,989,947
Marathon Digital Holdings * (A)	861,661	16,819,623
NVIDIA	3,174	3,479,751
Riot Platforms * (A)	1,052,198	10,248,408
Terawulf *	2,538,754	5,534,484
		61,439,599
TOTAL UNITED STATES		91,649,513
TOTAL COMMON STOCK (Cost $111,930,390)		140,087,285

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 13.6%
Bank of America Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,472,680 (collateralized by various U.S. Government Obligations, ranging in par value $1,043 - $1,822,131, 1.500% - 7.500%, 03/01/2032 - 06/01/2054, with a total market value of $4,560,105)	$4,470,691	$4,470,691
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,472,688 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $297 - $941,630, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $4,560,105)	4,470,691	4,470,691
Deutsche Bank 5.330%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,472,677 (collateralized by various U.S. Government Obligations, ranging in par value $11,753 - $851,493, 3.000% - 6.000%, 03/01/2042 - 05/01/2054, with a total market value of $4,560,105)	4,470,691	4,470,691
HSBC Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $4,472,680 (collateralized by various U.S. Government Obligations, ranging in par value $399 - $1,931,339, 1.500% - 7.500%, 02/01/2030 - 08/01/2059, with a total market value of $4,560,105)	4,470,691	4,470,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $1,141,962 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $37 - $227,759, 0.000% - 7.000%, 06/30/2024 - 04/20/2054, with a total market value of $1,164,283)	$1,141,454	$1,141,454
TOTAL REPURCHASE AGREEMENTS (Cost $19,024,218)		19,024,218
TOTAL INVESTMENTS — 113.4% (Cost $130,954,608)		$159,111,503

Percentages are based on Net Assets of $140,262,121.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $25,016,638.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $19,024,218. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $7,010,813.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,087,285	$—	$—	$140,087,285
Repurchase Agreements	—	19,024,218	—	19,024,218
Total Investments in Securities	$140,087,285	$19,024,218	$—	$159,111,503

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Hydrogen ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.8%
CANADA — 8.7%
Industrials — 8.7%
Ballard Power Systems *	1,323,959	$4,091,033
NFI Group *	27,064	307,340

TOTAL CANADA		4,398,373
DENMARK — 3.4%
Industrials — 3.4%
Green Hydrogen Systems, Cl A *	1,224,528	1,703,827

FRANCE — 1.5%
Consumer Discretionary — 0.4%
Opmobility	14,985	176,830

Industrials — 1.1%
McPhy Energy *	177,631	580,437

TOTAL FRANCE		757,267
GERMANY — 3.7%
Industrials — 3.7%
SFC Energy *	75,412	1,862,479

HONG KONG — 0.8%
Industrials — 0.8%
Beijing Sinohytec, Cl H *	93,650	392,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 1.7%
Consumer Discretionary — 1.7%
Toyota Motor	40,659	$879,960

NORWAY — 16.1%
Industrials — 16.1%
Hexagon Purus *	926,995	770,617
NEL *	9,739,953	7,419,821

TOTAL NORWAY		8,190,438
SOUTH KOREA — 9.2%
Consumer Discretionary — 4.1%
Iljin Hysolus ltd *	115,593	2,083,020

Industrials — 5.1%
Doosan	1,867	277,781
Doosan Fuel Cell *	128,864	2,280,285
		2,558,066
TOTAL SOUTH KOREA		4,641,086
SWEDEN — 4.0%
Industrials — 4.0%
PowerCell Sweden *	532,415	2,040,118

UNITED KINGDOM — 14.4%
Industrials — 12.7%
AFC Energy *	6,457,946	1,907,570
Ceres Power Holdings *	828,662	2,287,361
ITM Power *	2,842,727	2,265,727
		6,460,658
Materials — 1.7%
Johnson Matthey	38,409	859,706

TOTAL UNITED KINGDOM		7,320,364
UNITED STATES — 35.3%
Industrials — 33.5%
Bloom Energy, Cl A *	439,712	7,176,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	3,152	$888,013
FuelCell Energy *	2,530,192	2,272,113
Hyster-Yale	1,985	144,091
Hyzon Motors *	1,827,011	972,883
Plug Power *	1,667,886	5,554,060
		17,007,260
Materials — 1.8%
Air Products & Chemicals	3,426	913,714

TOTAL UNITED STATES		17,920,974
TOTAL COMMON STOCK (Cost $72,815,895)		50,106,922
TOTAL INVESTMENTS — 98.8% (Cost $72,815,895)		$50,106,922

Percentages are based on Net Assets of $50,734,642.

*	Non-income producing security.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Solar ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.2%
CANADA — 0.9%
Information Technology — 0.9%
Canadian Solar *	3,256	$63,948

CHINA — 50.4%
Industrials — 14.9%
Ginlong Technologies, Cl A	16,850	133,076
GoodWe Technologies, Cl A	1,287	18,195
Ningbo Deye Technology, Cl A	30,620	284,463
Shanghai Nenghui Technology, Cl A *	8,100	25,009
Sineng Electric, Cl A	15,061	59,763
Sungrow Power Supply, Cl A	35,600	483,405
		1,003,911
Information Technology — 32.7%
Changzhou Almaden Stock, Cl A	8,100	21,287
EGing Photovoltaic Technology, Cl A *	58,600	29,590
Flat Glass Group, Cl H (A)	31,800	64,304
GCL System Integration Technology, Cl A *	253,900	78,253
Hainan Drinda New Energy Technology, Cl A	8,600	61,424
Hangzhou First Applied Material, Cl A	46,932	167,440
JA Solar Technology, Cl A	97,904	203,407
Jolywood Suzhou Sunwatt, Cl A	57,700	58,748
LONGi Green Energy Technology, Cl A	194,060	496,368
Risen Energy, Cl A	67,600	133,936
Shanghai Aiko Solar Energy, Cl A	78,540	125,894
Shenzhen SC New Energy Technology, Cl A	19,700	175,073
Shenzhen Topraysolar, Cl A	60,500	31,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TCL Zhonghuan Renewable Energy Technology, Cl A	182,200	$277,012
Xinyi Solar Holdings (A)	321,000	210,899
Zhejiang Akcome New Energy Technology, Cl A *	280,500	24,700
Zhejiang Sunoren Solar Technology, Cl A	30,800	40,768
		2,200,319

Materials — 0.8%
Henan Yicheng New Energy, Cl A *	104,200	53,907

Utilities — 2.0%
CECEP Solar Energy, Cl A	117,700	84,373
Jinko Power Technology, Cl A	132,100	51,619
		135,992
TOTAL CHINA		3,394,129
GERMANY — 3.6%
Information Technology — 1.5%
SMA Solar Technology	1,884	98,541

Utilities — 2.1%
Encavis *	7,663	142,587

TOTAL GERMANY		241,128
JAPAN — 0.6%
Industrials — 0.2%
Abalance	1,346	14,261

Utilities — 0.4%
West Holdings	1,424	25,518

TOTAL JAPAN		39,779
SOUTH KOREA — 2.3%
Information Technology — 0.3%
HD Hyundai Energy Solutions *	943	24,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.0%
Hanwha Solutions	5,886	$133,700

TOTAL SOUTH KOREA		157,981
SPAIN — 2.2%
Utilities — 2.2%
Atlantica Sustainable Infrastructure	4,217	92,690
Solaria Energia y Medio Ambiente *	4,071	52,105

TOTAL SPAIN		144,795
SWITZERLAND — 0.3%
Information Technology — 0.3%
Meyer Burger Technology *	1,684,197	19,042

TAIWAN — 1.2%
Information Technology — 1.2%
Motech Industries	21,090	17,969
TSEC	32,277	27,401
United Renewable Energy	85,718	32,150

TOTAL TAIWAN		77,520
TURKEY — 0.6%
Utilities — 0.6%
Esenboga Elektrik Uretim *	29,138	18,347
Margun Enerji Uretim Sanayi VE Ticaret *	30,473	23,028

TOTAL TURKEY		41,375
UNITED STATES — 38.1%
Industrials — 15.0%
Array Technologies *	12,188	172,826
NEXTracker, Cl A *	8,836	487,482
Shoals Technologies Group, Cl A *	15,326	120,616
SunPower, Cl A * (A)	6,635	22,161
Sunrun *	14,301	206,792
		1,009,877
Information Technology — 22.0%
Enphase Energy *	4,372	559,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	2,529	$687,281
SolarEdge Technologies *	4,718	231,135
		1,477,595

Utilities — 1.1%
Altus Power, Cl A *	6,988	28,301
Sunnova Energy International * (A)	9,150	47,763
		76,064
TOTAL UNITED STATES		2,563,536
TOTAL COMMON STOCK (Cost $8,375,686)		6,743,233

	Face Amount
REPURCHASE AGREEMENT(B) — 1.0%
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $70,658 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5 - $14,875, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $72,039) (Cost $70,626)	$70,626	70,626
TOTAL INVESTMENTS — 101.2% (Cost $8,446,312)		$6,813,859

Percentages are based on Net Assets of $6,735,476.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $67,524.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $70,626. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)

Global X Solar ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,743,233	$—	$—	$6,743,233
Repurchase Agreement	—	70,626	—	70,626
Total Investments in Securities	$6,743,233	$70,626	$—	$6,813,859

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Wind Energy ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 18.1%
Utilities — 18.1%
Boralex, Cl A	5,186	$131,595
Innergex Renewable Energy	11,447	81,959
Northland Power	16,666	284,868

TOTAL CANADA		498,422
CHINA — 32.4%
Industrials — 19.0%
Dajin Heavy Industry, Cl A	27,250	91,746
Jiangsu Haili Wind Power Equipment Technology, Cl A	4,700	31,680
Jinlei Technology, Cl A	22,450	57,732
Ming Yang Smart Energy Group, Cl A	84,100	117,681
Qingdao Tianneng Heavy Industries, Cl A	55,100	38,361
Shanghai Taisheng Wind Power Equipment, Cl A	44,400	48,200
Titan Wind Energy Suzhou, Cl A *	64,500	94,692
Windey Energy Technology Group, Cl A	31,000	45,212
		525,304
Utilities — 13.4%
CECEP Wind-Power, Cl A	274,060	121,420
China Datang Renewable Power, Cl H (A)	167,300	40,417
China Longyuan Power Group, Cl H	199,500	181,819
Jiangsu New Energy Development, Cl A	14,700	25,768
		369,424
TOTAL CHINA		894,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 27.1%
Industrials — 15.3%
Cadeler *	14,788	$92,235
Vestas Wind Systems *	11,711	328,710
		420,945
Utilities — 11.8%
Orsted *	5,349	326,123
TOTAL DENMARK		747,068
GERMANY — 4.4%
Industrials — 4.4%
Nordex * (A)	7,834	122,636

GREECE — 3.1%
Utilities — 3.1%
Terna Energy	4,290	84,808

INDIA — 2.7%
Utilities — 2.7%
ReNew Energy Global, Cl A *	12,212	73,150

SOUTH KOREA — 3.0%
Industrials — 3.0%
CS Bearing *	1,362	7,949
CS Wind	1,955	74,554

TOTAL SOUTH KOREA		82,503
SPAIN — 3.3%
Utilities — 3.3%
ACCIONA Energias Renovables	3,929	91,278

SWEDEN — 1.2%
Industrials — 1.2%
OX2, Cl B *	5,990	33,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Wind Energy ETF
	Shares	Value
COMMON STOCK — continued
TAIWAN — 3.9%
Materials — 3.9%
Century Iron & Steel Industrial	12,300	$108,974

TURKEY — 0.7%
Industrials — 0.3%
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret *	4,054	8,722

Utilities — 0.4%
Galata Wind Enerji	12,769	11,378

TOTAL TURKEY		20,100
TOTAL COMMON STOCK
(Cost $3,875,107)		2,757,612

	Face Amount
REPURCHASE AGREEMENTS(B) — 10.5%
Daiwa Capital Markets America 5.360%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $249,111 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17 - $52,445, 0.000% - 7.500%, 11/08/2024 - 06/01/2054, with a total market value of $253,980)	$249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Wind Energy ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.340%, dated 05/31/2024, to be repurchased on 06/03/2024, repurchase price $42,357 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $8,448, 0.000% - 7.000%, 06/30/2024 - 04/20/2054, with a total market value of $43,185)	$42,338	$42,338

TOTAL REPURCHASE AGREEMENTS (Cost $291,338)		291,338
TOTAL INVESTMENTS — 110.4% (Cost $4,166,445)		$3,048,950

Percentages are based on Net Assets of $2,761,769.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2024. The total market value of securities on loan at May 31, 2024 was $273,285.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $291,338. The total value of non-cash collateral held from securities on loan as of May 31, 2024 was $–.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,757,612	$—	$—	$2,757,612
Repurchase Agreements	—	291,338	—	291,338
Total Investments in Securities	$2,757,612	$291,338	$—	$3,048,950

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X PropTech ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 7.2%
Communication Services — 5.4%
Domain Holdings Australia	11,478	$22,748
REA Group	1,141	141,679
		164,427

Real Estate — 1.8%
PEXA Group *	5,764	56,082

TOTAL AUSTRALIA		220,509
CHINA — 10.0%
Information Technology — 0.4%
Ming Yuan Cloud Group Holdings	35,490	11,205

Real Estate — 9.6%
KE Holdings ADR	17,389	295,091

TOTAL CHINA		306,296

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 11.1%
Communication Services — 4.8%
Scout24	1,939	$145,665

Financials — 1.9%
Hypoport *	189	60,076

Information Technology — 4.4%
Nemetschek	1,483	134,511

TOTAL GERMANY		340,252
JAPAN — 0.6%
Communication Services — 0.2%
GA Technologies *	862	7,619

Real Estate — 0.4%
SRE Holdings *	435	11,197

TOTAL JAPAN		18,816
SWEDEN — 3.2%
Communication Services — 3.2%
Hemnet Group	3,506	96,407

SWITZERLAND — 2.6%
Real Estate — 2.6%
International Workplace Group	33,502	77,888

UNITED KINGDOM — 4.4%
Communication Services — 4.4%
Rightmove	19,752	134,091

UNITED STATES — 60.7%
Communication Services — 0.2%
Angi, Cl A *	3,383	6,834

Consumer Discretionary — 11.0%
ADT	14,798	105,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Airbnb, Cl A *	1,607	$232,902
		338,116

Financials — 3.6%
Better Home & Finance Holding *	10,419	3,438
Rocket, Cl A *	5,499	76,436
UWM Holdings	3,963	29,208
		109,082
Industrials — 4.4%
Resideo Technologies *	6,195	133,812

Information Technology — 28.6%
Alarm.com Holdings *	1,975	129,185
Appfolio, Cl A *	590	134,709
Arlo Technologies *	4,191	59,554
Blend Labs, Cl A *	7,294	20,058
Guidewire Software *	2,059	234,561
Matterport *	12,177	53,579
Porch Group *	3,535	7,424
Procore Technologies *	3,232	216,964
SmartRent, Cl A *	7,776	18,351
		874,385

Real Estate — 12.9%
CoStar Group *	3,014	235,604
Opendoor Technologies *	25,138	54,801
Zillow Group, Cl C *	2,514	102,948
		393,353
TOTAL UNITED STATES		1,855,582
TOTAL COMMON STOCK (Cost $2,591,973)		3,049,841
TOTAL INVESTMENTS — 99.8% (Cost $2,591,973)		$3,049,841

Percentages are based on Net Assets of $3,056,553.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X PropTech ETF

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Defense Tech ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.2%
Industrials — 0.2%
DroneShield *	464,115	$347,241

FRANCE — 5.9%
Industrials — 5.9%
Dassault Aviation	15,211	3,286,098
Thales	55,424	10,027,042

TOTAL FRANCE		13,313,140
GERMANY — 5.6%
Industrials — 5.6%
Hensoldt	56,703	2,299,760
Rheinmetall	18,078	10,358,322

TOTAL GERMANY		12,658,082
ISRAEL — 2.0%
Industrials — 2.0%
Elbit Systems	23,846	4,506,018

ITALY — 4.1%
Industrials — 4.1%
Leonardo	359,527	9,199,426

SOUTH KOREA — 3.9%
Industrials — 3.9%
Hanwha Aerospace	30,016	4,444,246
Hanwha Systems	58,137	732,722
Korea Aerospace Industries	63,155	2,362,810

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LIG Nex1	10,724	$1,240,825

TOTAL SOUTH KOREA		8,780,603
SWEDEN — 3.3%
Industrials — 3.3%
Saab, Cl B	312,305	7,524,635

TURKEY — 0.8%
Industrials — 0.8%
Aselsan Elektronik Sanayi Ve Ticaret	1,055,750	1,922,421

UNITED KINGDOM — 11.2%
Industrials — 11.2%
Babcock International Group	427,589	3,078,628
BAE Systems	1,035,718	18,356,032
Chemring Group	238,713	1,173,171
QinetiQ Group	454,235	2,586,309

TOTAL UNITED KINGDOM		25,194,140
UNITED STATES — 62.9%
Industrials — 57.5%
AeroVironment *	25,070	5,067,900
BWX Technologies	82,088	7,562,767
General Dynamics	59,825	17,933,740
Huntington Ingalls Industries	35,361	8,949,869
Kratos Defense & Security Solutions *	131,580	2,860,549
L3Harris Technologies	45,026	10,123,196
Leidos Holdings	67,710	9,956,756
Lockheed Martin	38,409	18,065,289
Mercury Systems *	49,930	1,545,334
Moog, Cl A	25,371	4,298,609
National Presto Industries	4,780	356,014
Northrop Grumman	38,079	17,164,871
Parsons *	94,836	7,221,761
RTX	171,881	18,530,491
Terran Orbital *	128,684	118,055
		129,755,201

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2024 (Unaudited)
Global X Defense Tech ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — 5.4%
BigBear.ai Holdings *	81,452	$122,178
OSI Systems *	14,200	2,041,108
Palantir Technologies, Cl A *	462,631	10,029,840
		12,193,126
TOTAL UNITED STATES		141,948,327
TOTAL COMMON STOCK (Cost $219,592,403)		225,394,033
TOTAL INVESTMENTS — 99.9% (Cost $219,592,403)		$225,394,033

Percentages are based on Net Assets of $225,670,726.

*	Non-income producing security.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$220,888,015	$4,506,018	$—	$225,394,033
Total Investments in Securities	$220,888,015	$4,506,018	$—	$225,394,033

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Millennial Consumer ETF		Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF
Assets:
Cost of Investments	$139,258,376		$62,031,076	$2,786,721,397	$439,045,432
Cost of Repurchase Agreement	181,214		—	69,702,592	10,605,931
Cost (Proceeds) of Foreign Currency	—		(2,838)	(19,057)	346
Investments, at Value	$115,301,741	*	$60,669,273	$2,717,172,749 *	$296,068,423	*
Repurchase Agreement, at Value	181,214		—	69,702,592	10,605,931
Cash	150,860		—	1,321,654	34,233
Foreign Currency, at Value	—		—	—	359
Dividend, Interest, and Securities Lending Income Receivable	45,271		56,349	5,369,603	65,914
Reclaim Receivable	—		81,329	4,922,611	262,850
Receivable for Variation Margin on Futures Contracts	—		—	10,920	—
Total Assets	115,679,086		60,806,951	2,798,500,129	307,037,710
Liabilities:
Obligation to Return Securities Lending Collateral	250,631		—	96,403,844	10,605,931
Payable due to Investment Adviser	49,655		25,689	1,577,956	179,656
Overdraft of Foreign Currency	—		2,842	18,908	—
Unrealized Depreciation on Spot Contracts	—		18	—	—
Cash Overdraft	—		9,663	—	—
Custodian Fees Payable	—		—	98	—
Total Liabilities	300,286		38,212	98,000,806	10,785,587
Net Assets	$115,378,800		$60,768,739	$2,700,499,323	$296,252,123
Net Assets Consist of:
Paid-in Capital	$143,904,367		$64,196,973	$2,785,302,341	$630,554,938
Total Accumulated Losses	(28,525,567)		(3,428,234)	(84,803,018)	(334,302,815)
Net Assets	$115,378,800		$60,768,739	$2,700,499,323	$296,252,123
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,060,000		2,050,000	87,830,000	11,730,000
Net Asset Value, Offering and Redemption Price Per Share	$37.71		$29.64	$30.75	$25.26
*Includes Market Value of Securities on Loan	$257,712		$—	$94,705,181	$10,384,486

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$234,819,183		$6,192,709,806	$737,536,280	$1,705,383,272
Cost of Repurchase Agreement	1,079,687		—	37,576,454	3,250,072
Cost (Proceeds) of Foreign Currency	(40,475)		—	(4,890)	640,965
Investments, at Value	$277,775,223	*	$7,713,871,295	$564,595,448 *	$1,845,771,414	*
Repurchase Agreement, at Value	1,079,687		—	37,576,454	3,250,072
Cash	329,874		13,494,688	577,528	1,671,404
Foreign Currency, at Value	—		—	—	640,964
Dividend, Interest, and Securities Lending Income Receivable	322,849		7,878,988	1,659,631	1,529,228
Reclaim Receivable	260,711		—	529,215	227,994
Unrealized Appreciation on Spot Contracts	—		—	502	—
Receivable for Capital Shares Sold	—		6,968,460	—	22,992,151
Receivable for Investment Securities Sold	—		—	2,452,914	85,914
Receivable for Variation Margin on Futures Contracts	—		2,125	—	—
Total Assets	279,768,344		7,742,215,556	607,391,692	1,876,169,141
Liabilities:
Obligation to Return Securities Lending Collateral	1,079,687		—	51,971,017	3,250,072
Payable due to Investment Adviser	159,633		2,994,320	323,208	1,033,878
Payable for Investment Securities Purchased	119,782		6,940,468	—	23,158,371
Overdraft of Foreign Currency	40,689		—	4,902	—
Payable for Capital Shares Redeemed	—		—	2,465,428	—
Unrealized Depreciation on Spot Contracts	—		—	—	1,265
Custodian Fees Payable	—		—	193	—
Total Liabilities	1,399,791		9,934,788	54,764,748	27,443,586
Net Assets	$278,368,553		$7,732,280,768	$552,626,944	$1,848,725,555
Net Assets Consist of:
Paid-in Capital	$248,081,149		$5,985,121,753	$840,423,839	$1,701,920,423
Total Distributable Earnings (Accumulated Losses)	30,287,404		1,747,159,015	(287,796,895)	146,805,132
Net Assets	$278,368,553		$7,732,280,768	$552,626,944	$1,848,725,555
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,650,000		199,730,000	22,370,002	55,510,002
Net Asset Value, Offering and Redemption Price Per Share	$36.39		$38.71	$24.70	$33.30
*Includes Market Value of Securities on Loan	$2,146,033		$—	$48,478,096	$3,213,962

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Thematic Growth ETF		Global X Video Games & Esports ETF
Assets:
Cost of Investments	$143,953,197		$686,971,476		$—		$182,488,156
Cost of Affiliated Investments	—		—		27,060,757		—
Cost of Repurchase Agreement	1,260,832		10,514,621		2,210,028		6,589,481
Cost (Proceeds) of Foreign Currency	—		—		—		15,168
Investments, at Value	$92,665,843	*	$454,721,158	*	$—		$118,736,135	*
Affiliated Investments, at Value	—		—		18,563,179	*	—
Repurchase Agreement, at Value	1,260,832		10,514,621		2,210,028		6,589,481
Cash	84,666		702,474		11,702		122,347
Foreign Currency, at Value	—		—		—		15,500
Dividend, Interest, and Securities Lending Income Receivable	8,048		80,224		2,365		281,941
Reclaim Receivable	—		—		—		2,810
Receivable due from Investment Adviser	—		—		1,519		—
Total Assets	94,019,389		466,018,477		20,788,793		125,748,214
Liabilities:
Obligation to Return Securities Lending Collateral	1,260,832		14,542,499		2,210,028		6,589,481
Payable due to Investment Adviser	40,608		271,620		—		54,125
Unrealized Depreciation on Spot Contracts	—		—		—		29
Custodian Fees Payable	—		266		—		—
Total Liabilities	1,301,440		14,814,385		2,210,028		6,643,635
Net Assets	$92,717,949		$451,204,092		$18,578,765		$119,104,579
Net Assets Consist of:
Paid-in Capital	$245,341,643		$877,077,819		$79,617,657		$257,621,126
Total Accumulated Losses	(152,623,694)		(425,873,727)		(61,038,892)		(138,516,547)
Net Assets	$92,717,949		$451,204,092		$18,578,765		$119,104,579
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,120,000		23,120,000		780,000		5,730,000
Net Asset Value, Offering and Redemption Price Per Share	$10.17		$19.52		$23.82		$20.79
*Includes Market Value of Securities on Loan	$846,173		$14,692,627		$2,138,176		$6,097,369

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF		Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
Assets:
Cost of Investments	$816,576,732		$100,313,204		$120,600,317		$83,671,845
Cost of Repurchase Agreement	5,231,679		383,551		7,807,725		—
Cost (Proceeds) of Foreign Currency	—		549		8,797		—
Investments, at Value	$758,681,240	*	$45,743,731	*	$51,775,772	*	$76,620,345
Repurchase Agreement, at Value	5,231,679		383,551		7,807,725		—
Cash	3,163,136		44,833		22,855		71,461
Foreign Currency, at Value	—		558		8,797		—
Receivable for Investment Securities Sold	1,962,374		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	478,002		15,438		7,874		203,260
Reclaim Receivable	3,755		13,303		20,928		—
Unrealized Appreciation on Spot Contracts	—		—		—		11
Receivable for Capital Shares Sold	—		—		—		1,033,358
Receivable for Variation Margin on Futures Contracts	6,375		—		—		—
Total Assets	769,526,561		46,201,414		59,643,951		77,928,435
Liabilities:
Obligation to Return Securities Lending Collateral	5,231,679		530,480		7,807,725		—
Payable for Capital Shares Redeemed	1,967,399		—		—		—
Payable due to Investment Adviser	333,803		28,223		20,576		27,785
Payable for Investment Securities Purchased	46,504		—		—		7,043,502
Payable for Variation Margin on Futures Contracts	1,860		—		—		—
Unrealized Depreciation on Spot Contracts	200		—		15		—
Custodian Fees Payable	—		35		—		—
Total Liabilities	7,581,445		558,738		7,828,316		7,071,287
Net Assets	$761,945,116		$45,642,676		$51,815,635		$70,857,148
Net Assets Consist of:
Paid-in Capital	$1,039,066,732		$229,696,050		$163,615,195		$80,057,163
Total Accumulated Losses	(277,121,616)		(184,053,374)		(111,799,560)		(9,200,015)
Net Assets	$761,945,116		$45,642,676		$51,815,635		$70,857,148
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	27,110,000		5,030,000		5,220,000		4,800,000
Net Asset Value, Offering and Redemption Price Per Share	$28.11		$9.07		$9.93		$14.76
*Includes Market Value of Securities on Loan	$4,945,843		$496,518		$7,932,676		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Hydrogen ETF
Assets:
Cost of Investments	$9,031,420	$4,721,485	$111,930,390		$72,815,895
Cost of Repurchase Agreement	—	—	19,024,218		—
Cost (Proceeds) of Foreign Currency	545	7,388	—		—
Investments, at Value	$10,165,555	$4,379,326	$140,087,285	*	$50,106,922
Repurchase Agreement, at Value	—	—	19,024,218		—
Cash	2,494	12,463	129,776		32,406
Foreign Currency, at Value	545	7,373	—		—
Dividend, Interest, and Securities Lending Income Receivable	34,309	8,155	102,225		7,992
Unrealized Appreciation on Spot Contracts	—	70	—		—
Receivable for Investment Securities Sold	—	386,663	—		5,317,676
Reclaim Receivable	—	2,522	—		1,414
Total Assets	10,202,903	4,796,572	159,343,504		55,466,410
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	19,024,218		—
Payable due to Investment Adviser	4,322	1,810	57,165		18,036
Payable for Investment Securities Purchased	—	429,650	—		4,711,557
Unrealized Depreciation on Spot Contracts	—	—	—		2,175
Total Liabilities	4,322	431,460	19,081,383		4,731,768
Net Assets	$10,198,581	$4,365,112	$140,262,121		$50,734,642
Net Assets Consist of:
Paid-in Capital	$9,385,351	$9,315,083	$239,399,352		$98,144,257
Total Distributable Earnings (Accumulated Losses)	813,230	(4,949,971)	(99,137,231)		(47,409,615)
Net Assets	$10,198,581	$4,365,112	$140,262,121		$50,734,642
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	580,000	410,000	3,135,860		7,600,000
Net Asset Value, Offering and Redemption Price Per Share	$17.58	$10.65	$44.73		$6.68
*Includes Market Value of Securities on Loan	$—	$—	$25,016,638		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Solar ETF		Global X Wind Energy ETF		Global X PropTech ETF	Global X Defense Tech ETF
Assets:
Cost of Investments	$8,375,686		$3,875,107		$2,591,973	$219,592,403
Cost of Repurchase Agreement	70,626		291,338		—	—
Cost (Proceeds) of Foreign Currency	9,474		—		429	(2,505)
Investments, at Value	$6,743,233	*	$2,757,612	*	$3,049,841	$225,394,033
Repurchase Agreement, at Value	70,626		291,338		—	—
Cash	18,307		108		6,744	781,940
Foreign Currency, at Value	9,475		—		429	—
Receivable for Investment Securities Sold	900,599		264,951		—	13,826,826
Dividend, Interest, and Securities Lending Income Receivable	2,420		1,433		454	228,600
Reclaim Receivable	353		5,508		414	5,623
Receivable for Capital Shares Sold	—		—		—	5,636,225
Total Assets	7,745,013		3,320,950		3,057,882	245,873,247
Liabilities:
Obligation to Return Securities Lending Collateral	70,626		291,338		—	—
Payable for Investment Securities Purchased	936,153		266,400		—	14,384,914
Payable due to Investment Adviser	2,728		1,135		1,329	51,277
Unrealized Depreciation on Spot Contracts	30		308		—	3,173
Payable for Capital Shares Redeemed	—		—		—	5,760,659
Overdraft of Foreign Currency	—		—		—	2,498
Total Liabilities	1,009,537		559,181		1,329	20,202,521
Net Assets	$6,735,476		$2,761,769		$3,056,553	$225,670,726
Net Assets Consist of:
Paid-in Capital	$10,485,997		$5,855,987		$2,504,204	$218,672,704
Total Distributable Earnings (Accumulated Losses)	(3,750,521)		(3,094,218)		552,349	6,998,022
Net Assets	$6,735,476		$2,761,769		$3,056,553	$225,670,726
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	570,000		210,000		100,000	6,660,000
Net Asset Value, Offering and Redemption Price Per Share	$11.82		$13.15		$30.57	$33.88
*Includes Market Value of Securities on Loan	$67,524		$273,285		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF
Investment Income:
Dividend Income	$476,538	$431,035	$13,029,972	$721,747
Interest Income	2,982	2,881	34,145	4,065
Security Lending Income	704	—	1,805,889	96,784
Less: Foreign Taxes Withheld	—	(26,976)	(1,619,701)	(148,201)
Total Investment Income	480,224	406,940	13,250,305	674,395
Expenses:
Supervision and Administration Fees(1)	290,261	142,236	8,811,125	1,206,359
Custodian Fees(2)	43	150	9,314	554
Total Expenses	290,304	142,386	8,820,439	1,206,913
Net Investment Income (Loss)	189,920	264,554	4,429,866	(532,518)
Net Realized Gain (Loss) on:
Investments(3)	3,925,210	(161,560)	375,830,137	(16,409,697)
Futures Contracts	—	—	597,500	—
Foreign Currency Transactions	—	(3,747)	(100,129)	4,434
Net Realized Gain (Loss)	3,925,210	(165,307)	376,327,508	(16,405,263)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,453,685	5,505,400	(25,502,248)	62,983,062
Futures Contracts	—	—	(392,969)	—
Foreign Currency Translations	—	(2,369)	(461,934)	(6,782)
Net Change in Unrealized Appreciation (Depreciation)	11,453,685	5,503,031	(26,357,151)	62,976,280
Net Realized and Unrealized Gain (Loss)	15,378,895	5,337,724	349,970,357	46,571,017
Net Increase in Net Assets Resulting from Operations	$15,568,815	$5,602,278	$354,400,223	$46,038,499

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$1,836,319	$38,121,467	$5,349,506	$6,930,297
Interest Income	10,457	394,931	15,859	33,772
Security Lending Income	19,895	23	1,434,623	27,998
Less: Foreign Taxes Withheld	(104,550)	—	(547,239)	(385,718)
Total Investment Income	1,762,121	38,516,421	6,252,749	6,606,349
Expenses:
Supervision and Administration Fees(1)	973,087	15,261,540	2,111,108	4,531,249
Custodian Fees(2)	263	—	2,099	410
Total Expenses	973,350	15,261,540	2,113,207	4,531,659
Net Investment Income	788,771	23,254,881	4,139,542	2,074,690
Net Realized Gain (Loss) on:
Investments(3)	3,421,554	232,280,160	(17,025,109)	14,971,818
Foreign Currency Transactions	(19,320)	—	(23,504)	(90,101)
Net Realized Gain (Loss)	3,402,234	232,280,160	(17,048,613)	14,881,717
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,120,358	968,369,099	58,553,956	93,037,325
Futures Contracts	—	346	—	—
Foreign Currency Translations	(5,957)	—	(20,823)	(8,223)
Net Change in Unrealized Appreciation (Depreciation)	30,114,401	968,369,445	58,533,133	93,029,102
Net Realized and Unrealized Gain (Loss)	33,516,635	1,200,649,605	41,484,520	107,910,819
Net Increase in Net Assets Resulting from Operations	$34,305,406	$1,223,904,486	$45,624,062	$109,985,509

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Thematic Growth ETF	Global X Video Games & Esports ETF
Investment Income:
Dividend Income	$165,957	$141,448	$98,626	$707,527
Dividend Income, from Affiliated Investments	—	—	124,413	—
Interest Income	1,984	11,473	870	1,683
Security Lending Income	3,757	7,635	26,097	25,067
Less: Foreign Taxes Withheld	(1,449)	—	—	(68,606)
Total Investment Income	170,249	160,556	250,006	665,671
Expenses:
Supervision and Administration Fees(1)	240,535	1,986,896	65,555	322,949
Custodian Fees(2)	121	339	897	1,793
Total Expenses	240,656	1,987,235	66,452	324,742
Net Investment Income (Loss)	(70,407)	(1,826,679)	183,554	340,929
Net Realized Gain (Loss) on:
Investments(3)	(2,527,673)	(28,828,159)	(13,446,308)	(6,332,341)
Affiliated Investments	—	—	(2,992,751)	—
Foreign Currency Transactions	(97)	3,014	—	(16,384)
Capital Gain Distribution from Affiliated Investments	—	—	167	—
Payment from Adviser(4)	—	—	76,008	—
Net Realized Gain (Loss)	(2,527,770)	(28,825,145)	(16,362,884)	(6,348,725)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(265,561)	(343,641)	13,332,421	12,122,976
Affiliated Investments	—	—	4,344,329	—
Foreign Currency Translations	(296)	—	—	(13,139)
Net Change in Unrealized Appreciation (Depreciation)	(265,857)	(343,641)	17,676,750	12,109,837
Net Realized and Unrealized Gain (Loss)	(2,793,627)	(29,168,786)	1,313,866	5,761,112
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,864,034)	$(30,995,465)	$1,497,420	$6,102,041

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Cybersecurity ETF	Global X Telemedicine & Digital Health ETF	Global X CleanTech ETF	Global X Data Center & Digital Infrastructure ETF
Investment Income:
Dividend Income	$4,720,200	$62,466	$75,858	$651,766
Interest Income	20,424	1,968	1,917	2,766
Security Lending Income	15,700	1,334	75,989	—
Less: Foreign Taxes Withheld	(451,415)	(3,588)	(15,564)	(17,524)
Total Investment Income	4,304,909	62,180	138,200	637,008
Expenses:
Supervision and Administration Fees(1)	1,881,598	201,279	131,388	140,941
Custodian Fees(2)	1,303	43	41	118
Total Expenses	1,882,901	201,322	131,429	141,059
Net Investment Income (Loss)	2,422,008	(139,142)	6,771	495,949
Net Realized Gain (Loss) on:
Investments(3)	(14,947,864)	(30,812,913)	(10,965,341)	(368,557)
Foreign Currency Transactions	(198,598)	885	(2,879)	(4,138)
Net Realized Gain (Loss)	(15,146,462)	(30,812,028)	(10,968,220)	(372,695)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	38,829,818	32,500,207	11,450,479	1,616,858
Futures Contracts	21,727	—	—	—
Foreign Currency Translations	(5,514)	(334)	(119)	(246)
Net Change in Unrealized Appreciation (Depreciation)	38,846,031	32,499,873	11,450,360	1,616,612
Net Realized and Unrealized Gain (Loss)	23,699,569	1,687,845	482,140	1,243,917
Net Increase in Net Assets Resulting from Operations	$26,121,577	$1,548,703	$488,911	$1,739,866

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$90,605	$57,219	$46,184	$51,646
Interest Income	263	598	5,508	2,330
Security Lending Income	—	—	448,689	—
Less: Foreign Taxes Withheld	(1,278)	(2,961)	(6,956)	(2,726)
Total Investment Income	89,590	54,856	493,425	51,250
Expenses:
Supervision and Administration Fees(1)	24,144	10,910	337,288	93,653
Custodian Fees(2)	6	8	939	99
Total Expenses	24,150	10,918	338,227	93,752
Net Investment Income (Loss)	65,440	43,938	155,198	(42,502)
Net Realized Gain (Loss) on:
Investments(3)	307,308	(34,346)	11,949,641	(4,180,713)
Foreign Currency Transactions	(526)	(1,188)	(692)	(4,749)
Net Realized Gain (Loss)	306,782	(35,534)	11,948,949	(4,185,462)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	957,600	245,177	30,249,423	7,073,975
Foreign Currency Translations	(194)	484	(1,377)	(3,222)
Net Change in Unrealized Appreciation (Depreciation)	957,406	245,661	30,248,046	7,070,753
Net Realized and Unrealized Gain (Loss)	1,264,188	210,127	42,196,995	2,885,291
Net Increase in Net Assets Resulting from Operations	$1,329,628	$254,065	$42,352,193	$2,842,789

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Solar ETF	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Investment Income:
Dividend Income	$26,345	$11,823	$11,012	$528,795
Interest Income	313	48	130	390
Security Lending Income	1,206	61	—	—
Reclaim Income	—	922	—	—
Less: Foreign Taxes Withheld	(2,753)	(2,406)	(173)	(33,427)
Total Investment Income	25,111	10,448	10,969	495,758
Expenses:
Supervision and Administration Fees(1)	15,970	6,567	7,564	92,002
Custodian Fees(2)	1	117	—	12
Total Expenses	15,971	6,684	7,564	92,014
Net Investment Income	9,140	3,764	3,405	403,744
Net Realized Gain (Loss) on:
Investments(3)	(243,005)	(270,139)	96,899	787,098
Foreign Currency Transactions	(576)	59	(10)	7,738
Net Realized Gain (Loss)	(243,581)	(270,080)	96,889	794,836
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	261,077	342,117	303,256	5,521,955
Foreign Currency Translations	160	(459)	(2)	584
Net Change in Unrealized Appreciation (Depreciation)	261,237	341,658	303,254	5,522,539
Net Realized and Unrealized Gain (Loss)	17,656	71,578	400,143	6,317,375
Net Increase in Net Assets Resulting from Operations	$26,796	$75,342	$403,548	$6,721,119

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$189,920	$228,214	$264,554	$459,575
Net Realized Gain (Loss)	3,925,210	(5,682,630)	(165,307)	1,611,929
Net Change in Unrealized Appreciation (Depreciation)	11,453,685	20,164,143	5,503,031	(827,111)
Net Increase in Net Assets Resulting from Operations	15,568,815	14,709,727	5,602,278	1,244,393
Distributions:	(361,881)	(234,244)	(235,390)	(279,995)
Capital Share Transactions:
Issued	14,795,227	4,599,684	6,307,358	37,583,461
Redeemed	(20,116,718)	(19,040,816)	(4,501,140)	(26,752,713)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,321,491)	(14,441,132)	1,806,218	10,830,748
Total Increase in Net Assets	9,885,443	34,351	7,173,106	11,795,146
Net Assets:
Beginning of Year/Period	105,493,357	105,459,006	53,595,633	41,800,487
End of Year/Period	$115,378,800	$105,493,357	$60,768,739	$53,595,633
Share Transactions:
Issued	400,000	150,000	220,000	1,390,000
Redeemed	(550,000)	(650,000)	(160,000)	(980,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(500,000)	60,000	410,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$4,429,866	$5,073,094	$(532,518)	$900,991
Net Realized Gain (Loss)	376,327,508	84,219,313	(16,405,263)	(49,991,055)
Net Change in Unrealized Appreciation (Depreciation)	(26,357,151)	236,127,298	62,976,280	81,058,377
Net Increase in Net Assets Resulting from Operations	354,400,223	325,419,705	46,038,499	31,968,313
Distributions:	(355,553)	(4,618,009)	(48,463)	(887,181)
Return of Capital:	—	—	—	(28,497)
Capital Share Transactions:
Issued	864,137,437	956,017,585	20,302,859	10,050,968
Redeemed	(787,506,416)	(348,937,384)	(121,518,438)	(145,088,625)
Increase (Decrease) in Net Assets from Capital Share Transactions	76,631,021	607,080,201	(101,215,579)	(135,037,657)
Total Increase (Decrease) in Net Assets	430,675,691	927,881,897	(55,225,543)	(103,985,022)
Net Assets:
Beginning of Year/Period	2,269,823,632	1,341,941,735	351,477,666	455,462,688
End of Year/Period	$2,700,499,323	$2,269,823,632	$296,252,123	$351,477,666
Share Transactions:
Issued	27,370,000	35,920,000	810,000	450,000
Redeemed	(25,300,000)	(13,790,000)	(4,790,000)	(7,020,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,070,000	22,130,000	(3,980,000)	(6,570,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$788,771	$2,493,430	$23,254,881	$36,150,105
Net Realized Gain (Loss)	3,402,234	21,537,881	232,280,160	132,455,324
Net Change in Unrealized Appreciation (Depreciation)	30,114,401	(4,853,824)	968,369,445	362,554,425
Net Increase in Net Assets Resulting from Operations	34,305,406	19,177,487	1,223,904,486	531,159,854
Distributions:	(1,270,371)	(2,946,458)	(25,701,637)	(30,856,526)
Capital Share Transactions:
Issued	—	91,298,646	1,906,583,605	1,599,704,351
Redeemed	(42,153,700)	(125,739,142)	(526,301,512)	(694,905,086)
Increase (Decrease) in Net Assets from Capital Share Transactions	(42,153,700)	(34,440,496)	1,380,282,093	904,799,265
Total Increase (Decrease) in Net Assets	(9,118,665)	(18,209,467)	2,578,484,942	1,405,102,593
Net Assets:
Beginning of Year/Period	287,487,218	305,696,685	5,153,795,826	3,748,693,233
End of Year/Period	$278,368,553	$287,487,218	$7,732,280,768	$5,153,795,826
Share Transactions:
Issued	—	2,750,000	51,010,000	53,210,000
Redeemed	(1,210,000)	(3,900,000)	(14,870,000)	(23,790,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,210,000)	(1,150,000)	36,140,000	29,420,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$4,139,542	$13,303,660	$2,074,690	$902,836
Net Realized Gain (Loss)	(17,048,613)	3,849,804	14,881,717	(3,447,325)
Net Change in Unrealized Appreciation (Depreciation)	58,533,133	10,857,090	93,029,102	94,136,286
Net Increase in Net Assets Resulting from Operations	45,624,062	28,010,554	109,985,509	91,591,797
Distributions:	(6,458,209)	(11,305,718)	(555,901)	(724,994)
Capital Share Transactions:
Issued	—	52,145,898	1,037,548,950	606,811,271
Redeemed	(184,283,818)	(254,584,131)	(88,128,236)	(38,321,292)
Increase (Decrease) in Net Assets from Capital Share Transactions	(184,283,818)	(202,438,233)	949,420,714	568,489,979
Total Increase (Decrease) in Net Assets	(145,117,965)	(185,733,397)	1,058,850,322	659,356,782
Net Assets:
Beginning of Year/Period	697,744,909	883,478,306	789,875,233	130,518,451
End of Year/Period	$552,626,944	$697,744,909	$1,848,725,555	$789,875,233
Share Transactions:
Issued	—	2,050,000	31,740,000	22,120,000
Redeemed	(7,720,000)	(10,550,000)	(2,800,000)	(1,610,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,720,000)	(8,500,000)	28,940,000	20,510,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Loss	$(70,407)	$(629,498)	$(1,826,679)	$(3,040,126)
Net Realized Gain (Loss)	(2,527,770)	(51,137,922)	(28,825,145)	(61,707,202)
Net Change in Unrealized Appreciation (Depreciation)	(265,857)	(7,073,797)	(343,641)	183,037,719
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,864,034)	(58,841,217)	(30,995,465)	118,290,391
Capital Share Transactions:
Issued	11,671,320	92,535,940	76,980,142	27,666,566
Redeemed	(9,118,383)	(150,006,428)	(175,943,027)	(153,879,041)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,552,937	(57,470,488)	(98,962,885)	(126,212,475)
Total Decrease in Net Assets	(311,097)	(116,311,705)	(129,958,350)	(7,922,084)
Net Assets:
Beginning of Year/Period	93,029,046	209,340,751	581,162,442	589,084,526
End of Year/Period	$92,717,949	$93,029,046	$451,204,092	$581,162,442
Share Transactions:
Issued	990,000	8,310,000	3,570,000	1,470,000
Redeemed	(810,000)	(14,930,000)	(8,410,000)	(8,640,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	180,000	(6,620,000)	(4,840,000)	(7,170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X Video Games & Esports ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$183,554	$186,199	$340,929	$794,920
Net Realized Gain (Loss)	(16,362,884)	(12,934,581)	(6,348,725)	(38,573,510)
Net Change in Unrealized Appreciation (Depreciation)	17,676,750	8,124,094	12,109,837	44,039,623
Net Increase (Decrease) in Net Assets Resulting from Operations	1,497,420	(4,624,288)	6,102,041	6,261,033
Distributions:	(493,259)	(746,536)	(801,973)	(275,496)
Capital Share Transactions:
Issued	—	10,020,607	1,044,353	26,104,928
Redeemed	(14,695,284)	(23,359,129)	(19,578,954)	(73,826,120)
Decrease in Net Assets from Capital Share Transactions	(14,695,284)	(13,338,522)	(18,534,601)	(47,721,192)
Total Decrease in Net Assets	(13,691,123)	(18,709,346)	(13,234,533)	(41,735,655)
Net Assets:
Beginning of Year/Period	32,269,888	50,979,234	132,339,112	174,074,767
End of Year/Period	$18,578,765	$32,269,888	$119,104,579	$132,339,112
Share Transactions:
Issued	—	380,000	50,000	1,300,000
Redeemed	(620,000)	(930,000)	(960,000)	(3,840,000)
Net Decrease in Shares Outstanding from Share Transactions	(620,000)	(550,000)	(910,000)	(2,540,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$2,422,008	$(852,139)	$(139,142)	$(422,790)
Net Realized Gain (Loss)	(15,146,462)	(150,099,978)	(30,812,028)	(52,675,645)
Net Change in Unrealized Appreciation (Depreciation)	38,846,031	254,802,172	32,499,873	19,467,794
Net Increase (Decrease) in Net Assets Resulting from Operations	26,121,577	103,850,055	1,548,703	(33,630,641)
Distributions:	(741,657)	(12,980,811)	—	—
Capital Share Transactions:
Issued	117,894,083	86,862,534	3,049,146	2,471,288
Redeemed	(28,880,131)	(498,122,796)	(23,874,487)	(53,996,403)
Increase (Decrease) in Net Assets from Capital Share Transactions	89,013,952	(411,260,262)	(20,825,341)	(51,525,115)
Total Increase (Decrease) in Net Assets	114,393,872	(320,391,018)	(19,276,638)	(85,155,756)
Net Assets:
Beginning of Year/Period	647,551,244	967,942,262	64,919,314	150,075,070
End of Year/Period	$761,945,116	$647,551,244	$45,642,676	$64,919,314
Share Transactions:
Issued	3,990,000	3,850,000	300,000	200,000
Redeemed	(1,010,000)	(22,080,000)	(2,520,000)	(5,220,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,980,000	(18,230,000)	(2,220,000)	(5,020,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$6,771	$379,808	$495,949	$610,258
Net Realized Gain (Loss)	(10,968,220)	(8,578,972)	(372,695)	(6,514,718)
Net Change in Unrealized Appreciation (Depreciation)	11,450,360	(34,326,335)	1,616,612	8,246,620
Net Increase (Decrease) in Net Assets Resulting from Operations	488,911	(42,525,499)	1,739,866	2,342,160
Distributions:	(321,988)	(205,777)	(332,063)	(1,330,542)
Capital Share Transactions:
Issued	2,866,171	1,315,432	35,333,914	17,159,209
Redeemed	(10,091,681)	(27,551,925)	(5,207,444)	(41,991,240)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,225,510)	(26,236,493)	30,126,470	(24,832,031)
Total Increase (Decrease) in Net Assets	(7,058,587)	(68,967,769)	31,534,273	(23,820,413)
Net Assets:
Beginning of Year/Period	58,874,222	127,841,991	39,322,875	63,143,288
End of Year/Period	$51,815,635	$58,874,222	$70,857,148	$39,322,875
Share Transactions:
Issued	310,000	80,000	2,410,000	1,280,000
Redeemed	(1,050,000)	(2,010,000)	(360,000)	(3,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(740,000)	(1,930,000)	2,050,000	(1,920,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income	$65,440	$146,821	$43,938	$49,639
Net Realized Gain (Loss)	306,782	(209,402)	(35,534)	(3,362,469)
Net Change in Unrealized Appreciation (Depreciation)	957,406	839,390	245,661	924,078
Net Increase (Decrease) in Net Assets Resulting from Operations	1,329,628	776,809	254,065	(2,388,752)
Distributions:	(87,522)	(138,123)	(37,462)	(45,738)
Capital Share Transactions:
Issued	705,408	1,634,453	414,624	312,756
Redeemed	(1,142,463)	(459,899)	(741,811)	(123,074)
Increase (Decrease) in Net Assets from Capital Share Transactions	(437,055)	1,174,554	(327,187)	189,682
Total Increase (Decrease) in Net Assets	805,051	1,813,240	(110,584)	(2,244,808)
Net Assets:
Beginning of Year/Period	9,393,530	7,580,290	4,475,696	6,720,504
End of Year/Period	$10,198,581	$9,393,530	$4,365,112	$4,475,696
Share Transactions:
Issued	40,000	110,000	40,000	20,000
Redeemed	(70,000)	(30,000)	(70,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	80,000	(30,000)	10,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Hydrogen ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$155,198	$768,539	$(42,502)	$(84,273)
Net Realized Gain (Loss)	11,948,949	(28,386,547)	(4,185,462)	(11,214,492)
Net Change in Unrealized Appreciation (Depreciation)	30,248,046	69,258,253	7,070,753	(14,525,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,352,193	41,640,245	2,842,789	(25,823,828)
Distributions:	(2,658,287)	(602,091)	—	—
Capital Share Transactions:
Issued	38,208,484	26,723,951	12,114,659	27,125,045
Redeemed	(24,764,690)	(25,864,601)	—	(3,558,594)
Increase in Net Assets from Capital Share Transactions	13,443,794	859,350	12,114,659	23,566,451
Total Increase (Decrease) in Net Assets	53,137,700	41,897,504	14,957,448	(2,257,377)
Net Assets:
Beginning of Year/Period	87,124,421	45,226,917	35,777,194	38,034,571
End of Year/Period	$140,262,121	$87,124,421	$50,734,642	$35,777,194
Share Transactions:
Issued	890,000	1,127,500	2,110,000	2,670,000
Redeemed	(590,000)	(1,051,640)	—	(280,000)
Net Increase in Shares Outstanding from Share Transactions	300,000	75,860	2,110,000	2,390,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Solar ETF		Global X Wind Energy ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$9,140	$(7,988)	$3,764	$55,926
Net Realized Gain (Loss)	(243,581)	(358,393)	(270,080)	(2,004,036)
Net Change in Unrealized Appreciation (Depreciation)	261,237	(2,848,293)	341,658	(603,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,796	(3,214,674)	75,342	(2,551,958)
Distributions:	—	—	(18,960)	(47,859)
Capital Share Transactions:
Issued	734,214	4,287,533	—	13,712,475
Redeemed	—	(1,053,849)	—	(11,748,196)
Increase in Net Assets from Capital Share Transactions	734,214	3,233,684	—	1,964,279
Total Increase (Decrease) in Net Assets	761,010	19,010	56,382	(635,538)
Net Assets:
Beginning of Year/Period	5,974,466	5,955,456	2,705,387	3,340,925
End of Year/Period	$6,735,476	$5,974,466	$2,761,769	$2,705,387
Share Transactions:
Issued	60,000	290,000	—	730,000
Redeemed	—	(50,000)	—	(710,000)
Net Increase in Shares Outstanding from Share Transactions	60,000	240,000	—	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PropTech ETF		Global X Defense Tech ETF
	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(1)	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(2)
Operations:
Net Investment Income	$3,405	$1,294	$403,744	$10,359
Net Realized Gain (Loss)	96,889	62,538	794,836	48,318
Net Change in Unrealized Appreciation (Depreciation)	303,254	154,612	5,522,539	279,559
Net Increase in Net Assets Resulting from Operations	403,548	218,444	6,721,119	338,236
Distributions:	(69,190)	(453)	(12,120)	—
Capital Share Transactions:
Issued	309,612	2,508,000	220,127,527	4,526,923
Redeemed	(313,408)	—	(5,760,659)	(270,300)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,796)	2,508,000	214,366,868	4,256,623
Total Increase in Net Assets	330,562	2,725,991	221,075,867	4,594,859
Net Assets:
Beginning of Period	2,725,991	—	4,594,859	—
End of Period	$3,056,553	$2,725,991	$225,670,726	$4,594,859
Share Transactions:
Issued	10,000	100,000	6,660,000	180,000
Redeemed	(10,000)	—	(170,000)	(10,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,000	6,490,000	170,000

(1)	The Fund commenced operations on April 11, 2023.
(2)	The Fund commenced operations on September 11, 2023.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2024 (Unaudited)	32.86	0.06	4.90	4.96	(0.11)	—	—
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)	—
Global X Aging Population ETF
2024 (Unaudited)	26.93	0.13	2.70	2.83	(0.12)	—	—
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)	—
Global X Robotics & Artificial Intelligence ETF
2024 (Unaudited)	26.47	0.05	4.23	4.28	—	—	—
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)
2019	19.70	0.19	1.93	2.12	(0.39)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.
^^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.11)	37.71	15.12	115,379	0.50	†	0.33	†	10.71
(0.07)	32.86	15.87	105,493	0.50		0.23		16.60
(0.07)	28.43	(33.29)	105,459	0.50		0.17		14.75
(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
(0.11)	35.23	38.47	114,511	0.50	^	0.19		7.11
(0.11)	25.55	19.07	75,383	0.50	^	0.42		10.44

(0.12)	29.64	10.53	60,769	0.50	†	0.93	†	16.56
(0.17)	26.93	2.42	53,596	0.50		0.87		13.34
(0.28)	26.46	(2.47)	41,800	0.50		0.76		13.50
(0.09)	27.41	2.51	59,756	0.50		0.43		19.57
(0.18)	26.82	14.79	42,907	0.50	^^	0.43		9.10
(0.24)	23.55	15.38	23,548	0.50	^^	0.62		14.18

—	30.75	16.19	2,700,499	0.68	†	0.34	†	9.85
(0.05)	26.47	25.75	2,269,824	0.68		0.26		8.28
(0.05)	21.09	(41.67)	1,341,942	0.69		0.16		29.86
(0.06)	36.24	14.23	2,703,488	0.68		0.06		22.66
(0.09)	31.78	48.90	2,158,175	0.68		0.21		22.27
(0.39)	21.43	11.16	1,479,984	0.68		0.98		10.97

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FinTech ETF
2024 (Unaudited)	22.37	(0.04)	2.93	2.89	—	—	—
2023	20.44	0.05	1.93	1.98	(0.05)	—	— ***
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—
2019	24.55	(0.08)	6.06	5.98	—	—	(0.04)
Global X Internet of Things ETF
2024 (Unaudited)	32.45	0.10	3.99	4.09	(0.15)	—	—
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
2019	18.04	0.20	4.93	5.13	(0.28)	—	—
Global X U.S. Infrastructure Development ETF
2024 (Unaudited)	31.50	0.13	7.24	7.37	(0.16)	—	—
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—	—
2019	15.57	0.13	1.90	2.03	(0.17)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50% for the year ended November 30, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	25.26	12.93	296,252	0.68	†	(0.30	)†	10.56
(0.05)	22.37	9.70	351,478	0.68		0.23		13.12
(2.21)	20.44	(52.58)	455,463	0.68		0.33		38.15
—	45.52	6.48	1,289,006	0.68		(0.28)		29.60
—	42.75	40.21	874,175	0.68		(0.33)		15.75
(0.04)	30.49	24.42	413,152	0.68		(0.29)		16.40

(0.15)	36.39	12.61	278,369	0.68	†	0.55	†	17.57
(0.29)	32.45	7.26	287,487	0.68		0.79		11.12
(0.18)	30.54	(18.52)	305,697	0.68		0.67		8.40
(0.12)	37.68	26.24	517,291	0.68		0.37		9.25
(0.19)	29.95	31.88	296,508	0.68		0.71		14.28
(0.28)	22.89	29.01	131,627	0.68		1.04		11.71

(0.16)	38.71	23.44	7,732,281	0.47	†	0.72	†	4.29
(0.22)	31.50	13.63	5,153,796	0.47		0.82		5.99
(0.18)	27.94	3.48	3,748,693	0.47		0.74		9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
(0.17)	17.43	13.28	183,065	0.47	^	0.81		9.18

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2024 (Unaudited)	23.19	0.16	1.57	1.73	(0.22)	—	—
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
2019	13.26	0.22	1.11	1.33	(0.44)	—	—
Global X Artificial Intelligence & Technology ETF
2024 (Unaudited)	29.73	0.05	3.54	3.59	(0.02)	—	—
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
2019	14.24	0.10	3.13	3.23	(0.12)	—	—
Global X Genomics & Biotechnology ETF
2024 (Unaudited)	10.41	(0.01)	(0.23)	(0.24)	—	—	—
2023	13.45	(0.04)	(3.00)	(3.04)	—	—	—
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—
2019(1)	15.28	(0.05)	0.38	0.33	—	—	—

‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 5, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.22)	24.70	7.47	552,627	0.68	†	1.33	†	12.56
(0.31)	23.19	2.71	697,745	0.68		1.63		26.60
(0.15)	22.89	(24.25)	883,478	0.68		0.74		34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33		18.17
(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
(0.44)	14.15	10.61	14,855	0.68		1.67		31.26

(0.02)	33.30	12.08	1,848,726	0.68	†	0.31	†	8.86
(0.09)	29.73	38.56	789,875	0.68		0.28		19.08
(0.07)	21.54	(31.58)	130,518	0.68		0.46		21.28
(0.09)	31.58	22.60	186,334	0.68		0.17		26.37
(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
(0.12)	17.35	22.87	44,245	0.68		0.61		16.34

—	10.17	(2.31)	92,718	0.50	†	(0.15	)†	9.12
—	10.41	(22.60)	93,029	0.50		(0.34)		16.59
(0.01)	13.45	(34.72)	209,341	0.50		(0.21)		39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)		29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)		29.76
—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cloud Computing ETF
2024 (Unaudited)	20.79	(0.07)	(1.20)	(1.27)	—	—	—
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
2019(1)	15.06	(0.04)	0.97	0.93	—	—	—
Global X Thematic Growth ETF
2024 (Unaudited)	23.05	0.17	0.98	1.15	(0.38)	—	—
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—
2019(2)	25.23	—	1.27	1.27	—	—	—
Global X Video Games & Esports ETF
2024 (Unaudited)	19.93	0.05	0.93	0.98	(0.12)	—	—
2023	18.96	0.10	0.90	1.00	(0.03)	—	—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)	(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—	—
2019(2)	14.99	—	0.74	0.74	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(1)	The Fund commenced operations on April 12, 2019.
(2)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	19.52	(6.11)	451,204	0.68	†	(0.63	)†	9.07
—	20.79	23.97	581,162	0.68		(0.54)		21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)		31.21
—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

(0.38)	23.82	4.92	18,579	0.51	†	1.40	†	17.34
(0.41)	23.05	(10.30)	32,270	0.50		0.45		54.28
(0.62)	26.14	(44.36)	50,979	0.50	#	1.32		55.00
(0.29)	47.65	12.95	110,081	(0.13	)#‡	0.77		32.16
(0.11)	42.45	60.81	36,081	(0.12	)#‡	0.29		103.23
—	26.50	5.03	2,650	(0.15	)#†‡	0.15	†	—

(0.12)	20.79	4.94	119,105	0.50	†	0.53	†	11.69
(0.03)	19.93	5.29	132,339	0.50		0.49		26.11
(0.25)	18.96	(35.19)	174,075	0.50		0.36		55.72
(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cybersecurity ETF
2024 (Unaudited)	26.84	0.09	1.21	1.30	(0.03)	—	—
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
2019(1)	15.27	—	1.87	1.87	—	—	—
Global X Telemedicine & Digital Health ETF
2024 (Unaudited)	8.95	(0.02)	0.14	0.12	—	—	—
2023	12.23	(0.04)	(3.24)	(3.28)	—	—	—
2022	16.32	(0.01)	(4.08)	(4.09)	—	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(2)	15.23	0.01	3.17	3.18	—	—	—
Global X CleanTech ETF
2024 (Unaudited)	9.88	— ***	0.11	0.11	(0.06)	—	—
2023	16.20	0.05	(6.34)	(6.29)	(0.03)	—	—
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—	—
2021	19.02	0.02	1.40	1.42	(0.01)	—	—
2020(3)	15.07	0.02	3.93	3.95	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.
(1)	The Fund commenced operations on October 25, 2019.
(2)	The Fund commenced operations on July 29, 2020.
(3)	The Fund commenced operations on October 27, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.03)	28.11	4.84	761,945	0.50	†	0.64	†	8.66
(0.32)	26.84	19.29	647,551	0.50		(0.12)		18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	^†	(0.16	)†	3.57

—	9.07	1.34	45,643	0.68	†	(0.47	)†	24.76
—	8.95	(26.82)	64,919	0.68		(0.36)		29.92
—	12.23	(25.06)	150,075	0.68		(0.05)		43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)		42.39
—	18.41	20.88	490,675	0.68	†	0.18	†	9.67

(0.06)	9.93	1.01	51,816	0.50	†	0.03	†	10.33
(0.03)	9.88	(38.90)	58,874	0.50		0.38		23.91
(0.07)	16.20	(20.38)	127,842	0.50		0.17		15.72
(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	19.02	26.21	28,523	0.50	†	1.18	†	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center & Digital Infrastructure ETF
2024 (Unaudited)	14.30	0.13	0.43	0.56	(0.10)	—	—
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Clean Water ETF
2024 (Unaudited)	15.40	0.11	2.21	2.32	(0.14)	—	—
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2024 (Unaudited)	10.17	0.11	0.46	0.57	(0.09)	—	—
2023	15.63	0.11	(5.47)	(5.36)	(0.10)	—	—
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)	—
2021(3)	25.34	0.05	(5.63)	(5.58)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on April 8, 2021.
(3)	The Fund commenced operations on July 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.10)	14.76	3.89	70,857	0.50	†	1.76	†	12.93
(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.14)	17.58	15.15	10,199	0.50	†	1.36	†	6.18
(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.09)	10.65	5.55	4,365	0.50	†	2.01	†	11.23
(0.10)	10.17	(34.41)	4,476	0.51		0.86		54.45
(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Blockchain ETF
2024 (Unaudited)	30.72	0.05	14.85	14.90	(0.89)	—		—
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—		—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—		(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—		—
Global X Hydrogen ETF
2024 (Unaudited)	6.52	(0.01)	0.17	0.16	—	—		—
2023	12.27	(0.02)	(5.73)	(5.75)	—	—		—
2022	24.38	(0.03)	(12.07)	(12.10)	—	(0.01)		—
2021(2)	25.04	(0.03)	(0.63)	(0.66)	—	—		—
Global X Solar ETF
2024 (Unaudited)	11.71	0.02	0.09	0.11	—	—		—
2023	22.06	(0.03)	(10.32)	(10.35)	—	—		—
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(3)	24.19	(0.01)	1.52	1.51	—	—		—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	The Fund commenced operations on September 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.89)	44.73	48.05	140,262	0.50	†	0.23	†	17.40
(0.22)	30.72	89.03	87,124	0.50		1.16		39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

—	6.68	2.45	50,735	0.50	†	(0.23	)†	15.56
—	6.52	(46.86)	35,777	0.50		(0.21)		27.79
(0.01)	12.27	(49.64)	38,035	0.50		(0.24)		36.44
—	24.38	(2.64)	32,427	0.51	†	(0.33	)†	40.38

—	11.82	0.94	6,735	0.50	†	0.29	†	14.70
—	11.71	(46.92)	5,974	0.50		(0.17)		50.01
— ***	22.06	(14.14)	5,955	0.51		(0.20)		128.22
—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Wind Energy ETF
2024 (Unaudited)	12.88	0.02	0.34	0.36	(0.09)	—	—
2023	17.58	0.16	(4.68)	(4.52)	(0.18)	—	—
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—	—
2021(1)	24.82	(0.01)	(1.05)	(1.06)	—	—	—
Global X PropTech ETF
2024 (Unaudited)	27.26	0.03	3.97	4.00	(0.01)	(0.68)	—
2023(2)	25.08	0.01	2.17	2.18	— ***	—	—
Global X Defense Tech ETF
2024 (Unaudited)	27.03	0.36	6.57	6.93	(0.07)	(0.01)	—
2023(3)	24.82	0.08	2.13	2.21	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2023.
(3)	The Fund commenced operations on September 11, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.09)	13.15	2.77	2,762	0.51	†	0.29	†	11.49
(0.18)	12.88	(25.94)	2,705	0.51		0.95		94.18
(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

(0.69)	30.57	14.71	3,057	0.50	†	0.23	†	4.41
—	27.26	8.71	2,726	0.51	†	0.08	†	13.73

(0.08)	33.88	25.66	225,671	0.50	†	2.19	†	15.84
—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2024 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.As of May 31, 2024, the Trust had one hundred portfolios, ninety-two of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Telemedicine & Digital Health ETF, Global X CleanTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X PropTech ETF and Global X Defense Tech ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X U.S. Infrastructure Development ETF and Global X Thematic Growth ETF, has elected non-diversified status under the 1940 Act.

The Global X Data Center REITs & Digital Infrastructure ETF was renamed to the Global X Data Center & Digital Infrastructure ETF and ticker changed to DTCR, effective as of April 1, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis.Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations. For the Funds for which BBH previously served as Custodian, prior to the transition, if the Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. More information about these Funds is available in Note 3 in the Notes to the Financial Statements.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of May 31, 2024, if applicable.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2024	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$377,100	$300
Global X Aging Population ETF	10,000	300	296,400	300
Global X Robotics & Artificial Intelligence ETF	10,000	400	307,500	400
Global X FinTech ETF	10,000	250	252,600	250
Global X Internet of Things ETF	10,000	250	363,900	250
Global X U.S. Infrastructure Development ETF	10,000	300	387,100	300
Global X Autonomous & Electric Vehicles ETF	10,000	700	247,000	700
Global X Artificial Intelligence & Technology ETF	10,000	300	333,000	300
Global X Genomics & Biotechnology ETF	10,000	250	101,700	250
Global X Cloud Computing ETF	10,000	250	195,200	250

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at May 31, 2024	Redemption Fee
Global X Thematic Growth ETF	10,000	$250	$238,200	$250
Global X Video Games & Esports ETF	10,000	300	207,900	300
Global X Cybersecurity ETF	10,000	250	281,100	250
Global X Telemedicine & Digital Health ETF	10,000	250	90,700	250
Global X CleanTech ETF	10,000	250	99,300	250
Global X Data Center & Digital Infrastructure ETF	10,000	250	147,600	250
Global X Clean Water ETF	10,000	250	175,800	250
Global X AgTech & Food Innovation ETF	10,000	250	106,500	250
Global X Blockchain ETF	10,000	250	447,300	250
Global X Hydrogen ETF	10,000	250	66,800	250
Global X Solar ETF	10,000	400	118,200	400
Global X Wind Energy ETF	10,000	300	131,500	300
Global X PropTech ETF	10,000	250	305,700	250
Global X Defense Tech ETF	10,000	250	338,800	250

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees and expenses (except for Global X Thematic Growth ETF with respect to investments

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2024, the Adviser paid acquired fund fees and expenses of $76,008 and made such reimbursement payments to the Global X Thematic Growth ETF on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Thematic Growth ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF	0.50%
Global X Telemedicine & Digital Health ETF	0.68%
Global X CleanTech ETF	0.50%
Global X Data Center & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X PropTech ETF	0.50%
Global X Defense Tech ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under Federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF and Global X Telemedicine & Digital Health ETF.As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon is the Custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF and Global X Telemedicine & Digital Health ETF. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian, transfer agent and securities lending agent for the Global X Blockchain ETF, Global X Genomics & Biotechnology ETF and Global X Thematic Growth ETF transitioned from BBH to BNY on or about June 12, 2023.

The Custodian, transfer agent and securities lending agent for the Global X AgTech & Food Innovation ETF transitioned from BBH to BNY on or about June 26, 2023.

The Custodian, transfer agent and securities lending agent for the Global X FinTech ETF, Global X Internet of Things ETF, Global X Artificial Intelligence & Technology ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X CleanTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Hydrogen ETF, Global X Solar ETF and Global X Wind Energy ETF transitioned from BBH to BNY on or about July 10, 2023.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The Custodian, transfer agent and securities lending agent for the Global X Aging Population ETF and Global X Clean Water ETF transitioned from BBH to BNY on or about July 24, 2023.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$12,312,717	$12,553,415
Global X Aging Population ETF	9,622,892	9,398,761
Global X Robotics & Artificial Intelligence ETF	252,454,015	260,742,056
Global X FinTech ETF	36,881,214	38,682,187
Global X Internet of Things ETF	49,922,982	53,380,218
Global X U.S. Infrastructure Development ETF	317,805,659	278,508,286
Global X Autonomous & Electric Vehicles ETF	78,217,108	91,690,420
Global X Artificial Intelligence & Technology ETF	213,877,695	117,755,721
Global X Genomics & Biotechnology ETF	8,732,339	8,650,619
Global X Cloud Computing ETF	51,864,087	52,856,132
Global X Thematic Growth ETF	4,511,800	4,718,475
Global X Video Games & Esports ETF	14,914,067	19,188,579
Global X Cybersecurity ETF	66,697,334	64,395,218
Global X Telemedicine & Digital Health ETF	14,494,483	14,665,052
Global X CleanTech ETF	5,485,127	6,416,782
Global X Data Center & Digital Infrastructure ETF	10,354,893	7,350,042
Global X Clean Water ETF	592,285	613,155
Global X AgTech & Food Innovation ETF	499,291	634,069
Global X Blockchain ETF	24,103,742	22,899,116
Global X Hydrogen ETF	7,670,354	6,046,813
Global X Solar ETF	1,354,613	938,950
Global X Wind Energy ETF	304,349	303,613
Global X PropTech ETF	132,619	167,763
Global X Defense Tech ETF	18,466,336	8,180,683

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For each of the period ended May 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Millennial Consumer ETF	$14,812,810	$19,967,376	$7,898,570
Global X Aging Population ETF	6,020,525	4,395,865	1,691,608
Global X Robotics & Artificial Intelligence ETF	847,933,780	760,537,988	503,514,683
Global X FinTech ETF	19,804,882	119,461,180	(11,401,924)
Global X Internet of Things ETF	–	37,604,098	10,043,152
Global X U.S. Infrastructure Development ETF	1,903,205,265	526,974,786	226,954,942
Global X Autonomous & Electric Vehicles ETF	–	173,481,663	6,509,303
Global X Artificial Intelligence & Technology ETF	940,524,474	87,481,206	33,872,355
Global X Genomics & Biotechnology ETF	11,638,688	9,137,642	(24,360)
Global X Cloud Computing ETF	76,990,205	175,842,129	43,985,587
Global X Thematic Growth ETF	–	14,704,934	(2,167,587)
Global X Video Games & Esports ETF	787,751	15,693,789	158,478
Global X Cybersecurity ETF	114,088,534	28,108,708	6,719,000
Global X Telemedicine & Digital Health ETF	3,002,145	23,760,776	(13,269,173)
Global X CleanTech ETF	2,201,552	8,711,842	(3,252,311)
Global X Data Center & Digital Infrastructure ETF	32,428,946	5,157,922	1,197,985
Global X Clean Water ETF	639,201	1,081,473	309,949
Global X AgTech & Food Innovation ETF	362,402	650,951	40,060
Global X Blockchain ETF	34,302,937	24,635,418	16,513,380
Global X Hydrogen ETF	10,828,471	–	–
Global X Solar ETF	343,225	–	–
Global X Wind Energy ETF	–	–	–
Global X PropTech ETF	289,792	328,902	92,257
Global X Defense Tech ETF	209,988,722	5,772,918	1,009,768

For the period ended May 31, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The fair value of derivative instruments as of May 31, 2024 was as follows:

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments: Global X Robotics & Artificial Intelligence ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$—		Equity contracts	Unrealized depreciation on Futures Contracts	$(78,729)	†
Total Derivatives not accounted for as hedging instruments		$—				$(78,729)

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments: Global X U.S. Infrastructure Development ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$346	†	Equity contracts	Unrealized depreciation on Futures Contracts	$—
Total Derivatives not accounted for as hedging instruments		$346				$—

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments: Global X Cybersecurity ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$21,727	†	Equity contracts	Unrealized depreciation on Futures Contracts	$—
Total Derivatives not accounted for as hedging instruments		$21,727				$—

†Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2024:

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$597,500

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X Robotics & Artificial Intelligence ETF

Equity contracts	$(392,969)

Global X U.S. Infrastructure Development ETF

Equity contracts	$346

Global X Cybersecurity ETF

Equity contracts	$21,727

For the period ended May 31, 2024, the average monthly notional values of futures contracts held were as follows:

	Short Average	Long Average
Global X Robotics & Artificial Intelligence ETF	$–	$4,994,684

Global X U.S. Infrastructure Development ETF	$–	$113,327

Global X Cybersecurity ETF	$–	$1,287,222

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2023 and November 30, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2023	$234,244	$—	$—	$234,244
2022	343,441	—	—	343,441
Global X Aging Population ETF
2023	$279,995	$—	$—	$279,995
2022	543,653	—	47,506	591,159
Global X Robotics & Artificial Intelligence ETF
2023	$4,618,009	$—	$—	$4,618,009
2022	2,507,983	—	547,284	3,055,267
Global X FinTech ETF
2023	$887,181	$—	$28,497	$915,678
2022	61,756,013	—	1,435,476	63,191,489
Global X Internet of Things ETF
2023	$2,946,458	$—	$—	$2,946,458
2022	1,635,436	636,864	—	2,272,300
Global X U.S. Infrastructure Development ETF
2023	$30,856,526	$—	$—	$30,856,526
2022	31,995,449	—	—	31,995,449
Global X Autonomous & Electric Vehicles ETF
2023	$11,305,718	$—	$—	$11,305,718
2022	5,897,108	547,077	—	6,444,185
Global X Artificial Intelligence & Technology ETF
2023	$724,994	$—	$—	$724,994
2022	441,670	—	—	441,670
Global X Genomics & Biotechnology ETF
2023	$—	$—	$—	$—
2022	81,403	—	—	81,403
Global X Cloud Computing ETF
2023	$—	$—	$—	$—
2022	—	21,230,047	—	21,230,047
Global X Thematic Growth ETF
2023	$746,536	$—	$—	$746,536
2022	1,542,588	—	—	1,542,588
Global X Video Games & Esports ETF
2023	$275,496	$—	$—	$275,496
2022	1,985,253	1,007,382	526,728	3,519,363
Global X Cybersecurity ETF
2023	$684,512	$12,296,299	$—	$12,980,811
2022	7,417,970	81,575	—	7,499,545

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Telemedicine & Digital Health ETF
2023	$—	$—	$—	$—
2022	—	—	—	—
Global X CleanTech ETF
2023	$205,777	$—	$—	$205,777
2022	499,449	—	—	499,449
Global X Data Center & Digital Infrastructure ETF
2023	$1,286,237	$44,305	$—	$1,330,542
2022	1,014,681	75,687	—	1,090,368
Global X Clean Water ETF
2023	$138,123	$—	$—	$138,123
2022	123,205	—	—	123,205
Global X AgTech & Food Innovation ETF
2023	$45,738	$—	$—	$45,738
2022	61,689	—	—	61,689
Global X Blockchain ETF
2023	$602,091	$—	$—	$602,091
2022	4,767,818	—	90,192	4,858,010
Global X Hydrogen ETF
2023	$—	$—	$—	$—
2022	15,749	—	—	15,749
Global X Solar ETF
2023	$—	$—	$—	$—
2022	748	—	1,369	2,117
Global X Wind Energy ETF
2023	$47,859	$—	$—	$47,859
2022	11,474	—	—	11,474
Global X PropTech ETF
2023	$453	$—	$—	$453
Global X Defense Tech ETF
2023	$—	$—	$—	$—

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

On February 23, 2024, the Global X Metaverse ETF was liquidated, and closed and paid a long term capital gain distribution of $31,371. The tax character of the distribution will be communicated on Form 1099DIV in 2025.

As of November 30, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF
Undistributed Ordinary Income	$194,672	$194,273	$355,545
Capital Loss Carryforwards	(7,877,205)	(1,817,888)	(362,550,597)
Unrealized Depreciation on Investments and Foreign Currency	(36,049,970)	(7,171,506)	(76,652,636)
Other Temporary Differences	2	(1)	—
Total Accumulated Losses	$(43,732,501)	$(8,795,122)	$(438,847,688)

	Global X FinTech ETF	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$—	$1,128,069	$20,949,309
Capital Loss Carryforwards	(163,535,159)	(14,937,305)	(10,409,498)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(216,757,697)	11,061,610	538,416,361
Other Temporary Differences	5	(5)	(6)
Total Distributable Earnings (Accumulated Losses)	$(380,292,851)	$(2,747,631)	$548,956,166

	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF
Undistributed Ordinary Income	$6,458,212	$473,555	$—
Capital Loss Carryforwards	(84,987,935)	(5,357,078)	(91,157,377)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(248,433,023)	42,259,053	(58,003,193)
Late Year Loss Deferral	—	—	(599,083)
Other Temporary Differences	(2)	(6)	(7)
Total Distributable Earnings (Accumulated Losses)	$(326,962,748)	$37,375,524	$(149,759,660)

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Cloud Computing ETF	Global X Thematic Growth ETF	Global X Video Games & Esports ETF
Undistributed Ordinary Income	$—	$51,831	$801,972
Capital Loss Carryforwards	(137,743,579)	(34,533,615)	(57,802,242)
Unrealized Depreciation on Investments and Foreign Currency	(254,683,980)	(27,561,266)	(86,816,346)
Late Year Loss Deferral	(2,450,707)	—	—
Other Temporary Differences	4	(3)	1
Total Accumulated Losses	$(394,878,262)	$(62,043,053)	$(143,816,615)

	Global X Cybersecurity ETF	Global X Telemedicine & Digital Health ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$—	$—	$265,087
Capital Loss Carryforwards	(181,778,507)	(96,234,732)	(27,530,160)
Unrealized Depreciation on Investments and Foreign Currency	(119,203,710)	(88,992,353)	(84,701,408)
Late Year Loss Deferral	(1,519,320)	(374,990)	—
Other Temporary Differences	1	(2)	(2)
Total Accumulated Losses	$(302,501,536)	$(185,602,077)	$(111,966,483)

	Global X Data Center & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$170,095	$72,726	$22,351
Capital Loss Carryforwards	(1,482,945)	(505,130)	(4,134,995)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(9,294,969)	3,530	(1,053,934)
Other Temporary Differences	1	(2)	4
Total Accumulated Losses	$(10,607,818)	$(428,876)	$(5,166,574)

	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Solar ETF
Undistributed Ordinary Income	$3,111,798	$—	$—
Capital Loss Carryforwards	(121,973,428)	(11,089,314)	(884,729)
Unrealized Depreciation on Investments and Foreign Currency	(19,969,505)	(39,085,426)	(2,891,833)
Late Year Loss Deferral	—	(77,661)	(755)
Other Temporary Differences	(2)	(3)	—
Total Accumulated Losses	$(138,831,137)	$(50,252,404)	$(3,777,317)

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$16,582	$63,379	$10,808
Capital Loss Carryforwards	(1,582,899)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,584,283)	154,612	278,217
Other Temporary Differences	—	—	(2)
Total Distributable Earnings (Accumulated Losses)	$(3,150,600)	$217,991	$289,023

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2023 through November 30, 2023, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Millennial Consumer ETF	$2,726,565	$5,150,640	$7,877,205
Global X Aging Population ETF	97,754	1,720,134	1,817,888
Global X Robotics & Artificial Intelligence ETF	233,294,632	129,255,965	362,550,597
Global X FinTech ETF	86,789,499	76,745,660	163,535,159
Global X Internet of Things ETF	6,701,765	8,235,540	14,937,305
Global X U.S. Infrastructure Development ETF	10,409,498	—	10,409,498
Global X Autonomous & Electric Vehicles ETF	55,830,405	29,157,530	84,987,935
Global X Artificial Intelligence & Technology ETF	—	5,357,078	5,357,078
Global X Genomics & Biotechnology ETF	19,413,804	71,743,573	91,157,377
Global X Cloud Computing ETF	31,025,039	106,718,540	137,743,579
Global X Thematic Growth ETF	13,035,416	21,498,199	34,533,615
Global X Video Games & Esports ETF	13,222,627	44,579,615	57,802,242
Global X Cybersecurity ETF	57,642,952	124,135,555	181,778,507
Global X Telemedicine & Digital Health ETF	19,209,414	77,025,318	96,234,732
Global X CleanTech ETF	14,228,754	13,301,406	27,530,160
Global X Data Center & Digital Infrastructure ETF	—	1,482,945	1,482,945
Global X Clean Water ETF	195,478	309,652	505,130
Global X AgTech & Food Innovation ETF	1,018,671	3,116,324	4,134,995
Global X Blockchain ETF	74,648,426	47,325,002	121,973,428
Global X Hydrogen ETF	6,892,012	4,197,302	11,089,314
Global X Solar ETF	531,503	353,226	884,729
Global X Wind Energy ETF	921,931	660,968	1,582,899

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

During the year ended November 30, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Millennial Consumer ETF	$22,422	$–	$22,422
Global X Aging Population ETF	273,111	–	273,111
Global X U.S. Infrastructure Development ETF	11,204,492	–	11,204,492
Global X Artificial Intelligence & Technology ETF	1,786,484	–	1,786,484
Global X Cloud Computing ETF	2,880,076	–	2,880,076

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2024, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$139,439,590	$14,828,012	$(38,784,647)	$(23,956,635)
Global X Aging Population ETF	62,031,076	7,195,566	(8,546,894)	(1,351,328)
Global X Robotics & Artificial Intelligence ETF	2,856,423,988	415,834,150	(485,461,527)	(69,627,377)
Global X FinTech ETF	449,651,363	25,771,642	(168,748,651)	(142,977,009)
Global X Internet of Things ETF	235,898,870	60,511,549	(17,555,509)	42,956,040
Global X U.S. Infrastructure Development ETF	6,192,709,806	1,647,663,055	(126,501,220)	1,521,161,835
Global X Autonomous & Electric Vehicles ETF	775,112,734	85,845,439	(258,786,271)	(172,940,832)
Global X Artificial Intelligence & Technology ETF	1,708,633,344	211,593,740	(71,205,598)	140,388,142
Global X Genomics & Biotechnology ETF	145,214,029	8,452,882	(59,740,236)	(51,287,354)
Global X Cloud Computing ETF	697,486,097	29,242,990	(261,493,308)	(232,250,318)
Global X Thematic Growth ETF	29,270,785	138,150	(8,635,728)	(8,497,578)
Global X Video Games & Esports ETF	189,077,637	11,097,150	(74,849,171)	(63,752,021)
Global X Cybersecurity ETF	821,808,411	58,372,095	(116,267,587)	(57,895,492)
Global X Telemedicine & Digital Health ETF	100,696,755	2,761,364	(57,330,837)	(54,569,473)
Global X CleanTech ETF	128,408,042	4,372,604	(73,197,149)	(68,824,545)
Global X Data Center & Digital Infrastructure ETF	83,671,845	5,569,492	(12,620,992)	(7,051,500)
Global X Clean Water ETF	9,031,420	1,784,569	(650,434)	1,134,135
Global X AgTech & Food Innovation ETF	4,721,485	199,052	(541,211)	(342,159)

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Blockchain ETF	$130,954,608	$38,820,746	$(10,663,851)	$28,156,895
Global X Hydrogen ETF	72,815,895	1,799,411	(24,508,384)	(22,708,973)
Global X Solar ETF	8,446,312	492,491	(2,124,944)	(1,632,453)
Global X Wind Energy ETF	4,166,445	58,379	(1,175,874)	(1,117,495)
Global X PropTech ETF	2,591,973	511,748	(53,880)	457,868
Global X Defense Tech ETF	219,592,403	7,143,512	(1,341,882)	5,801,630

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X Millennial Consumer ETF, Global X Robotics & Artificial Intelligence ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF and Global X Telemedicine

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

& Digital Health ETF are held by BBH and are designated as being held on each Fund’s behalf under a book-entry system.

Securities pledged as collateral for repurchase agreements held in Global X FinTech ETF, Global X Internet of Things ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X CleanTech ETF, Global X Blockchain ETF, Global X Solar ETF and Global X Wind Energy ETF are held by BNY and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2024.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Millennial Consumer ETF	$257,712	$257,712	$—	$—
Global X Robotics & Artificial Intelligence ETF	94,705,181	94,705,181	—	—
Global X FinTech ETF	10,384,486	10,068,887	315,599	—
Global X Internet of Things ETF	2,146,033	1,051,785	1,094,248	—
Global X Autonomous & Electric Vehicles ETF	48,478,096	48,478,096	—	—
Global X Artificial Intelligence & Technology ETF	3,213,962	3,213,962	—	—
Global X Genomics & Biotechnology ETF	846,173	846,173	—	—
Global X Cloud Computing ETF	14,692,627	14,692,627	—	—
Global X Thematic Growth ETF	2,138,176	2,138,176	—	—
Global X Video Games & Esports ETF	6,097,369	6,097,369	—	—
Global X Cybersecurity ETF	4,945,843	4,804,865	140,978	—
Global X Telemedicine & Digital Health ETF	496,518	496,518	—	—
Global X CleanTech ETF	7,932,676	7,381,652	551,024	—
Global X Blockchain ETF	25,016,638	18,005,825	7,010,813	—
Global X Solar ETF	67,524	67,524	—	—
Global X Wind Energy ETF	273,285	273,285	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2024, the cash collateral was invested in repurchase agreements, short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Millennial Consumer ETF
Repurchase Agreements	$181,214	$—	$—	$—	$181,214
Short-Term Investments	69,418	—	—	—	69,418
Total	$250,632	$—	$—	$—	$250,632
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$69,702,592	$—	$—	$—	$69,702,592
Short-Term Investments	26,701,252	—	—	—	26,701,252
Total	$96,403,844	$—	$—	$—	$96,403,844
Global X FinTech ETF
Repurchase Agreements	$10,605,931	$—	$—	$—	$10,605,931
U.S. Government Securities	—	—	2,666	312,933	315,599
Total	$10,605,931	$—	$2,666	$312,933	$10,921,530
Global X Internet of Things ETF
Repurchase Agreements	$1,079,687	$—	$—	$—	$1,079,687
U.S. Government Securities	—	—	16,016	1,078,232	1,094,248
Total	$1,079,687	$—	$16,016	$1,078,232	$2,173,935
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$37,576,454	$—	$—	$—	$37,576,454
Short-Term Investments	14,394,563	—	—	—	14,394,563
Total	$51,971,017	$—	$—	$—	$51,971,017
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$3,250,072	$—	$—	$—	$3,250,072
Total	$3,250,072	$—	$—	$—	$3,250,072
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$1,260,832	$—	$—	$—	$1,260,832
Total	$1,260,832	$—	$—	$—	$1,260,832
Global X Cloud Computing ETF
Repurchase Agreements	$10,514,621	$—	$—	$—	$10,514,621
Short-Term Investments	4,027,878	—	—	—	4,027,878
Total	$14,542,499	$—	$—	$—	$14,542,499
Global X Thematic Growth ETF
Repurchase Agreements	$2,210,028	$—	$—	$—	$2,210,028
Total	$2,210,028	$—	$—	$—	$2,210,028

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Video Games & Esports ETF
Repurchase Agreements	$6,589,481	$—	$—	$—	$6,589,481
Total	$6,589,481	$—	$—	$—	$6,589,481
Global X Cybersecurity ETF
Repurchase Agreements	$5,231,679	$—	$—	$—	$5,231,679
U.S. Government Securities	—	—	3,446	137,532	140,978
Total	$5,231,679	$—	$3,446	$137,532	$5,372,657
Global X Telemedicine & Digital Health ETF
Repurchase Agreements	$383,551	$—	$—	$—	$383,551
Short-Term Investments	146,929	—	—	—	146,929
Total	$530,480	$—	$—	$—	$530,480
Global X CleanTech ETF
Repurchase Agreements	$7,807,725	$—	$—	$—	$7,807,725
U.S. Government Securities	—	147	13,087	537,790	551,024
Total	$7,807,725	$147	$13,087	$537,790	$8,358,749
Global X Blockchain ETF
Repurchase Agreements	$19,024,218	$—	$—	$—	$19,024,218
U.S. Government Securities	—	—	9,255	7,001,558	7,010,813
Total	$19,024,218	$—	$9,255	$7,001,558	$26,035,031
Global X Solar ETF
Repurchase Agreements	$70,626	$—	$—	$—	$70,626
Total	$70,626	$—	$—	$—	$70,626
Global X Wind Energy ETF
Repurchase Agreements	$291,338	$—	$—	$—	$291,338
Total	$291,338	$—	$—	$—	$291,338

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Concluded)

May 31, 2024 (Unaudited)

10. REVERSE SHARE SPLIT

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. SUBSEQUENT EVENTS

The Board of the Trust approved a reverse share split of the issued and outstanding shares of the Global X Hydrogen ETF (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Fund Name	Ratio

Global X Hydrogen ETF	1:5

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2023 to May 31, 2024.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$1,151.20	0.50%	$2.69
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Aging Population ETF
Actual Fund Return	$1,000.00	$1,105.30	0.50%	$2.63
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,161.90	0.68%	$3.68
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,129.30	0.68%	$3.62
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,126.10	0.68%	$3.61
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,234.40	0.47%	$2.63
Hypothetical 5% Return	1,000.00	1,022.65	0.47	2.38

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$1,074.70	0.68%	$3.53
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$1,120.80	0.68%	$3.61
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$976.90	0.50%	$2.47
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$938.90	0.68%	$3.30
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$1,049.20	0.50%	$2.56
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$1,049.40	0.50%	$2.56
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,048.40	0.50%	$2.56
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$1,013.40	0.68%	$3.42
Hypothetical 5% Return	1,000.00	1,021.60	0.68	3.44

Global X CleanTech ETF
Actual Fund Return	$1,000.00	$1,010.10	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Data Center & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$1,038.90	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Clean Water ETF
Actual Fund Return	$1,000.00	$1,151.50	0.50%	$2.69
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X AgTech & Food Innovation ETF
Actual Fund Return	$1,000.00	$1,055.50	0.50%	$2.57
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Blockchain ETF
Actual Fund Return	$1,000.00	$1,480.50	0.50%	$3.10
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Hydrogen ETF
Actual Fund Return	$1,000.00	$1,024.50	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Solar ETF
Actual Fund Return	$1,000.00	$1,009.40	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Wind Energy ETF
Actual Fund Return	$1,000.00	$1,027.70	0.51%	$2.59
Hypothetical 5% Return	1,000.00	1,022.45	0.51	2.58

Global X PropTech ETF
Actual Fund Return	$1,000.00	$1,147.10	0.50%	$2.68
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

Global X Defense Tech ETF
Actual Fund Return	$1,000.00	$1,256.60	0.50%	$2.82
Hypothetical 5% Return	1,000.00	1,022.50	0.50	2.53

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Liquidity Risk Management Program (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 21, 2024, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that a portfolio of the Trust, the Global X MSCI Nigeria ETF, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Renewal of Investment Advisory Agreement (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings

Renewal of Investment Advisory Agreement (unaudited) (Continued)

with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and;

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer,

Renewal of Investment Advisory Agreement (unaudited) (Continued)

and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Renewal of Investment Advisory Agreement (unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order

Renewal of Investment Advisory Agreement (unaudited) (Concluded)

to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-1000

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

By (Signature and Title)	/s/Eric Olsen
Eric Olsen
Principal Financial Officer

Date: July 23, 2024